Fidelity®

Contrafund® II

Annual Report

June 30, 2001

(2_Fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Amid a slowing economy highlighted by frequent corporate earnings disappointments, mounting unemployment and waning consumer confidence, equity investors abandoned expensive, large-cap growth stocks in favor of the current earnings delivered by small- and mid-cap value stocks during the first six months of 2001. Fixed-income investments also offered a measure of stability, as corporate, mortgage and agency securities generally outperformed many popular equity indexes through the mid-point of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended June 30, 2001	Past 1 year	Life of fund
Fidelity Contrafund II	-14.70%	43.87%
Fidelity Contrafund II (incl. 3.00% sales charge)	-17.26%	39.56%
S&P 500 ®	-14.83%	15.83%
Growth Funds Average	-19.10%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on March 31, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,672 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Life of fund
Fidelity Contrafund II	-14.70%	11.84%
Fidelity Contrafund II (incl. 3.00% sales charge)	-17.26%	10.80%
S&P 500	-14.83%	4.63%
Growth Funds Average	-19.10%	n/a *

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmatic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund II on March 31, 1998, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by June 30, 2001, the value of the investment would have grown to $13,956 - a 39.56% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $11,583 - a 15.83% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of June 30, 2001, the one year cumulative total return for the multi-cap growth funds was -31.72%; and the one year average annual total return was -31.72%. The one year cumulative total return for the multi-cap supergroup average was -8.83%; and the one year average annual total return was -8.83%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

A dramatic slowdown in U.S. economic growth spelled the end of market leadership for large-cap growth stocks during the 12-month period that ended June 30, 2001. Investors still heavily exposed to the new economy stocks that drove equity indexes to record heights in 1999 and early 2000 missed out on small- and mid-cap value opportunities, as these previously neglected investments offered some of the market's best returns during the past year. Speculation gave way to a renewed focus on current earnings - a shift that triggered a retreat from the technology and telecommunications sectors. Even six interest-rate cuts by the Federal Reserve Board in the first six months of 2001 couldn't ignite sustained rallies in these sectors. Instead, market dollars poured into beaten-down value industries, including natural resources and consumer staples. For the 12-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 30.80%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 36.17%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 14.83%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 45.38%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the 12-month period with a gain of 2.12%.

(Portfolio Manager photograph)
An interview with Adam Hetnarski, Portfolio Manager of Fidelity Contrafund II

Q. How did the fund perform, Adam?

A. It did about as well as the overall market. For the 12 months that ended June 30, 2001, the fund returned -14.70%, edging the Standard & Poor's 500 Index's -14.83% mark. However, the fund finished well ahead of the Lipper growth funds average, which posted a -19.10% return.

Q. Six months ago the fund trailed the index by more than five percentage points. What enabled it to catch up?

A. After underestimating the severity of the technology slowdown and suffering the consequences midway through the fund's fiscal year, I adopted a much more defensive posture for the remainder of the period. That is, I looked for companies with relatively stable earnings growth and reasonable valuations. I found these in a variety of sectors, but some of the most positive influences came from financial services and consumer staples. Financial services companies did well, in part because the Federal Reserve Board aggressively lowered short-term interest rates, which increased the profit margins of some of our core finance holdings. Consumer staples companies generally have more stable earnings because they sell products - such as toothpaste and cigarettes - that consumers tend to buy regardless of how the economy is doing.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were some other sectors that you liked or avoided?

A. One sector that I avoided for the most part was retail. It seemed to me that the pricing of many retail stocks already assumed the likelihood of a fairly rapid recovery, so there was considerable risk and not much profit potential there. On the other hand, I liked the risk/reward profile of some aluminum and steel stocks - they appeared to be much more modestly valued and were therefore more capable of responding to signs of economic recovery.

Q. Which stocks helped the fund's performance?

A. Two stocks familiar to readers of the shareholder report from six months ago - Fannie Mae and Freddie Mac - were again two of the fund's most beneficial holdings. Both had modest valuations at the beginning of the period. Initially, they attracted attention when a Congressional initiative that was potentially damaging to these government-sponsored enterprises was abandoned and when traditional growth stocks began to unravel during the second half of 2000. Falling interest rates in the first half of 2001 added to the appeal of Fannie and Freddie by increasing their profit margins, while most other companies were experiencing decelerating earnings growth. A third standout performer, tobacco stock Philip Morris, rebounded when investors decided that smoking-related lawsuits posed no serious threat to the company's earnings stream. Another positive influence was the spin-off of the company's Kraft food division. With Kraft out on its own, investors liked what they saw of Philip Morris' core cigarette business.

Q. Which stocks detracted from performance?

A. Although I cut back on the fund's exposure to it, Cisco Systems again showed up on our list of largest detractors. The company's Internet router business experienced severely contracting demand as the economic slowdown gained momentum. Investors also became concerned about the status of loans that Cisco had made to a number of customers. While I believe Sun Microsystems and Dell Computer are two high-quality technology stocks that could participate in any significant economic recovery, they suffered earnings deceleration and were sold down along with most other stocks in the sector.

Q. What's your outlook, Adam?

A. There are several things that could prompt me to give the fund a less defensive tilt than it currently has. We are due for a new personal computer upgrade cycle in the next year or so, and Microsoft is due to roll out a new version of Windows. Both of those events could provide a boost to the PC part of the tech sector. In the telecom space, I would like to see stabilizing prices for long-distance telephone service and reasonably robust spending for upgrades to 2.5G and 3G - the next generations of wireless technology. Until the evidence of recovery is more compelling than it is currently, however, I plan to stay with a fairly defensive strategy.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value FMR believes is not fully recognized by the public

Fund number: 339

Trading symbol: FCONX

Start date: March 31, 1998

Size: as of June 30, 2001, more than $1.3 billion

Manager: Adam Hetnarski, since 2000; manager, Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; joined Fidelity in 1991

3

Adam Hetnarski on developments in the personal computer market:

"Microsoft is planning to introduce a major upgrade to its Windows operating system sometime within the next year or so. This upgrade will merge the consumer and corporate versions of the product into a single platform for the first time. Until now, customers would purchase a product like Windows ME or Windows 98 for personal or small business use, while Windows NT served the corporate market. In the new product, Microsoft hopes to combine the stability of Windows NT - providing fewer system failures and reboots - with the flexibility of the consumer products to work with a wide variety of applications.

"If the Windows upgrade does well, it should not only help to trigger a new cycle of PC upgrades - which tends to happen every three to four years anyway - it also could focus a lot of positive attention on Microsoft, an industry leader and core component of the S&P 500® and NASDAQ Composite indexes. Because of Microsoft's prominence, we could see something of a positive halo effect on investor psychology, which would certainly be a welcome occurrence after the challenging market environment of the past 12 months."

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	7.1	3.1
American International Group, Inc.	4.1	2.2
General Electric Co.	3.9	4.8
Philip Morris Companies, Inc.	3.1	2.5
Bristol-Myers Squibb Co.	3.1	3.2
Pfizer, Inc.	2.8	0.0
Fannie Mae	2.8	5.7
Freddie Mac	2.6	3.6
Exxon Mobil Corp.	2.1	3.3
Viacom, Inc. Class B (non-vtg.)	1.7	0.8
	33.3
Top Five Market Sectors as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.1	39.2
Financials	17.6	16.1
Health Care	16.7	13.2
Materials	8.7	5.5
Consumer Staples	8.2	6.3
Asset Allocation (% of fund's net assets)
As of June 30, 2001 *		As of December 31, 2000 **
	Stocks 94.8%		Stocks 99.6%
	Convertible Securities 0.5%		Short-Term Investments and Net Other Assets 0.4%
Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	7.2%	** Foreign investments	2.6%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Annual Report

Investments June 30, 2001

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.3%
Michelin SA (Compagnie Generale des Etablissements) Series B	115,297	$ 3,661
Automobiles - 0.7%
Monaco Coach Corp. (a)	175,000	5,810
Winnebago Industries, Inc.	122,200	3,758
		9,568
Household Durables - 0.5%
Nintendo Co. Ltd.	25,000	4,550
Sony Corp.	25,000	1,645
		6,195
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	51,600	746
Mattel, Inc.	152,200	2,880
		3,626
Media - 4.3%
Clear Channel Communications, Inc. (a)	150,000	9,405
Gemstar-TV Guide International, Inc. (a)	285,000	11,973
General Motors Corp. Class H	675,000	13,669
Viacom, Inc. Class B (non-vtg.) (a)	450,000	23,288
		58,335
Multiline Retail - 1.1%
BJ's Wholesale Club, Inc. (a)	140,000	7,456
Costco Wholesale Corp. (a)	30,600	1,283
Wal-Mart Stores, Inc.	125,000	6,100
		14,839
TOTAL CONSUMER DISCRETIONARY		96,224
CONSUMER STAPLES - 8.2%
Beverages - 1.6%
The Coca-Cola Co.	485,000	21,825
Food Products - 1.8%
Kraft Foods, Inc. Class A	194,100	6,017
Quaker Oats Co.	125,000	11,406
Smithfield Foods, Inc. (a)	154,200	6,214
		23,637
Household Products - 0.4%
Kimberly-Clark Corp.	100,000	5,590
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.7%
Gillette Co.	319,900	$ 9,274
Tobacco - 3.7%
Philip Morris Companies, Inc.	825,000	41,869
RJ Reynolds Tobacco Holdings, Inc.	75,000	4,095
UST, Inc.	125,000	3,608
		49,572
TOTAL CONSUMER STAPLES		109,898
ENERGY - 2.1%
Oil & Gas - 2.1%
Exxon Mobil Corp.	320,000	27,952
FINANCIALS - 17.6%
Banks - 2.6%
FleetBoston Financial Corp.	415,000	16,372
Mellon Financial Corp.	135,000	6,210
Mizuho Holdings, Inc.	839	3,902
PNC Financial Services Group, Inc.	120,000	7,895
		34,379
Diversified Financials - 10.2%
Charles Schwab Corp.	385,400	5,897
Citigroup, Inc.	140,000	7,398
Daiwa Securities Group, Inc.	1,400,000	14,649
Fannie Mae	440,000	37,466
Freddie Mac	494,000	34,580
J.P. Morgan Chase & Co.	60,000	2,676
Merrill Lynch & Co., Inc.	126,900	7,519
Morgan Stanley Dean Witter & Co.	125,000	8,029
Nikko Securities Co. Ltd.	1,400,000	11,214
Nomura Securities Co. Ltd.	425,000	8,144
		137,572
Insurance - 4.8%
American International Group, Inc.	645,000	55,470
Fidelity National Financial, Inc.	191,200	4,698
First American Corp.	202,100	3,828
		63,996
TOTAL FINANCIALS		235,947
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 16.7%
Biotechnology - 4.4%
Amgen, Inc. (a)	200,000	$ 12,410
COR Therapeutics, Inc. (a)	254,300	7,718
Geneva Proteomics (a)(d)	64,000	352
Human Genome Sciences, Inc. (a)	200,000	11,936
Karo Bio AB (a)	3,350	111
Millennium Pharmaceuticals, Inc. (a)	326,200	11,058
Protein Design Labs, Inc. (a)	90,000	7,569
Vertex Pharmaceuticals, Inc. (a)	161,000	7,809
		58,963
Health Care Equipment & Supplies - 2.6%
Align Technology, Inc.	105,500	845
Biomet, Inc.	277,900	13,356
Guidant Corp. (a)	600,000	21,600
		35,801
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	237,500	16,388
Pharmaceuticals - 8.5%
Barr Laboratories, Inc. (a)	125,000	8,801
Bristol-Myers Squibb Co.	800,000	41,840
Eli Lilly & Co.	125,000	9,250
ImClone Systems, Inc. (a)	74,200	3,784
Merck & Co., Inc.	120,800	7,720
Pfizer, Inc.	950,000	38,048
Schering-Plough Corp.	125,000	4,530
		113,973
TOTAL HEALTH CARE		225,125
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	275,000	9,622
Airlines - 0.4%
AMR Corp. (a)	135,000	4,878
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	82,300	4,201
Industrial Conglomerates - 3.9%
General Electric Co.	1,070,000	52,163
TOTAL INDUSTRIALS		70,864
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 3.2%
Avaya, Inc. (d)	130	$ 1
Brocade Communications System, Inc. (a)	68,100	2,953
CIENA Corp. (a)	210,000	7,995
Cisco Systems, Inc. (a)	285,000	5,520
Lucent Technologies, Inc. (d)	1,571	7
Nokia AB sponsored ADR	300,000	6,612
Nortel Networks Corp.	535,000	4,863
QUALCOMM, Inc. (a)	85,000	4,841
Scientific-Atlanta, Inc.	218,400	8,867
Telefonaktiebolaget LM Ericsson AB sponsored ADR	250,000	1,345
		43,004
Computers & Peripherals - 6.5%
Dell Computer Corp. (a)	575,000	15,583
EMC Corp.	450,000	13,073
Gateway, Inc. (a)	350,000	5,758
Hutchinson Technology, Inc. (a)	525,000	9,744
Lexmark International, Inc. Class A (a)	241,400	16,234
Maxtor Corp. (a)	779,900	4,094
StorageNetworks, Inc.	175,000	2,965
Sun Microsystems, Inc. (a)	810,300	13,127
Western Digital Corp. (a)	1,818,000	7,272
		87,850
Electronic Equipment & Instruments - 2.0%
Arrow Electronics, Inc. (a)	350,000	8,502
Ingram Micro, Inc. Class A (a)	1,300,000	18,837
		27,339
Internet Software & Services - 1.5%
Check Point Software Technologies Ltd. (a)	75,000	3,800
Homestore.com, Inc. (a)	10,000	347
VeriSign, Inc. (a)	189,800	11,043
Vignette Corp. (a)	490,000	4,312
		19,502
IT Consulting & Services - 0.0%
SunGard Data Systems, Inc. (a)	5,000	150
Semiconductor Equipment & Products - 3.5%
Advantest Corp.	25,000	2,143
Altera Corp. (a)	25,000	742
Analog Devices, Inc. (a)	75,000	3,244
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Applied Micro Circuits Corp. (a)	135,000	$ 2,384
Chartered Semiconductor Manufacturing Ltd. ADR (a)	125,000	3,161
Intel Corp.	550,000	16,770
Micron Technology, Inc. (a)	25,000	1,028
Nikon Corp.	150,000	1,424
RF Micro Devices, Inc. (a)	175,000	4,629
Tokyo Electron Ltd.	30,700	1,858
United Microelectronics Corp. sponsored ADR	450,000	4,005
Vitesse Semiconductor Corp. (a)	295,900	6,252
		47,640
Software - 7.9%
Electronic Arts, Inc. (a)	80,000	4,599
Microsoft Corp. (a)	1,332,500	95,944
VERITAS Software Corp. (a)	75,593	5,134
		105,677
TOTAL INFORMATION TECHNOLOGY		331,162
MATERIALS - 8.7%
Chemicals - 0.3%
Lyondell Chemical Co.	275,000	4,230
Construction Materials - 1.2%
Florida Rock Industries, Inc.	125,000	5,863
Martin Marietta Materials, Inc.	215,400	10,660
		16,523
Metals & Mining - 4.9%
Alcan, Inc.	450,000	18,963
Alcoa, Inc.	545,000	21,473
Allegheny Technologies, Inc.	150,000	2,714
Bethlehem Steel Corp. (a)	524,700	1,060
Nucor Corp.	275,000	13,445
Phelps Dodge Corp.	215,000	8,923
		66,578
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 2.3%
Bowater, Inc.	335,000	$ 14,988
International Paper Co.	430,000	15,351
		30,339
TOTAL MATERIALS		117,670
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
AT&T Corp.	1,000,000	22,000
BellSouth Corp.	470,000	18,927
Qwest Communications International, Inc.	130,200	4,149
SBC Communications, Inc.	337,700	13,528
TeraBeam Networks (d)	4,800	5
		58,609
TOTAL COMMON STOCKS (Cost $1,190,764)		1,273,451
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d) (Cost $119)	6,900	12
Convertible Bonds - 0.5%
Moody's Ratings (unaudited)		Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.1%
Exodus Communications, Inc. 5.25% 2/15/08	Caa2	$ 8,230	1,605
Semiconductor Equipment & Products - 0.3%
Vitesse Semiconductor Corp. 4% 3/15/05	B2	5,050	4,065
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	390	443
TOTAL CONVERTIBLE BONDS (Cost $7,145)		6,113
Cash Equivalents - 6.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 4.09% (b)	83,948,225	$ 83,948
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	9,311,100	9,311
TOTAL CASH EQUIVALENTS (Cost $93,259)		93,259
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,291,287)		1,372,835
NET OTHER ASSETS - (2.2)%		(29,076)
NET ASSETS - 100%		$ 1,343,759
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $443,000 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Avaya, Inc.	10/2/00	$ 1
Chorum Technologies Series E	9/19/00	$ 119
Geneva Proteomics	7/7/00	$ 352
Lucent Technologies, Inc.	7/10/00	$ 12
TeraBeam Networks	4/7/00	$ 18
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,398,873,000 and $2,357,181,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $178,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $377,000 or 0.0% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,311,573,000. Net unrealized appreciation aggregated $61,262,000, of which $146,291,000 related to appreciated investment securities and $85,029,000 related to depreciated investment securities.

The fund hereby designates approximately $75,069,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending June 30, 2002 approximately $161,273,000 of losses recognized during the period November 1, 2000 to June 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2001
Assets
Investment in securities, at value (including securities loaned of $7,031) (cost $1,291,287) - See accompanying schedule		$ 1,372,835
Receivable for investments sold		13,371
Receivable for fund shares sold		731
Dividends receivable		1,270
Interest receivable		589
Other receivables		5
Total assets		1,388,801
Liabilities
Payable for investments purchased	$ 28,074
Payable for fund shares redeemed	6,599
Accrued management fee	830
Other payables and accrued expenses	228
Collateral on securities loaned, at value	9,311
Total liabilities		45,042
Net Assets		$ 1,343,759
Net Assets consist of:
Paid in capital		$ 1,442,478
Undistributed net investment income		2,582
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(182,843)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		81,542
Net Assets, for 118,319 shares outstanding		$ 1,343,759
Net Asset Value and redemption price per share ($1,343,759 ÷ 118,319 shares)		$11.36
Maximum offering price per share (100/97.00 of $11.36)		$11.71

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended June 30, 2001
Investment Income Dividends		$ 11,767
Interest		4,200
Security lending		287
Total income		16,254
Expenses
Management fee Basic fee	$ 8,660
Performance adjustment	1,779
Transfer agent fees	2,969
Accounting and security lending fees	342
Non-interested trustees' compensation	5
Custodian fees and expenses	70
Registration fees	145
Audit	31
Legal	5
Reports to shareholders	31
Miscellaneous	4
Total expenses before reductions	14,041
Expense reductions	(619)	13,422
Net investment income		2,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(129,160)
Foreign currency transactions	(26)	(129,186)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(129,986)
Assets and liabilities in foreign currencies	(6)	(129,992)
Net gain (loss)		(259,178)
Net increase (decrease) in net assets resulting from operations		$ (256,346)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2001	Year ended June 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 2,832	$ (969)
Net realized gain (loss)	(129,186)	241,964
Change in net unrealized appreciation (depreciation)	(129,992)	115,864
Net increase (decrease) in net assets resulting from operations	(256,346)	356,859
Distributions to shareholders From net realized gain	(200,539)	(51,448)
In excess of net realized gain	(53,683)	-
Total distributions	(254,222)	(51,448)
Share transactions Net proceeds from sales of shares	457,738	956,767
Reinvestment of distributions	248,605	50,104
Cost of shares redeemed	(429,221)	(636,011)
Net increase (decrease) in net assets resulting from share transactions	277,122	370,860
Total increase (decrease) in net assets	(233,446)	676,271
Net Assets
Beginning of period	1,577,205	900,934
End of period (including undistributed net investment income of $2,582 and $0, respectively)	$ 1,343,759	$ 1,577,205
Other Information Shares
Sold	35,929	68,610
Issued in reinvestment of distributions	18,895	4,514
Redeemed	(36,070)	(45,057)
Net increase (decrease)	18,754	28,067

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 12.60	$ 10.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	(.01)	-	(.01)
Net realized and unrealized gain (loss)	(2.05)	3.97	2.25	.36
Total from investment operations	(2.03)	3.96	2.25	.35
Less Distributions
From net realized gain	(1.93)	(.72)	-	-
In excess of net realized gain	(.52)	-	-	-
Total distributions	(2.45)	(.72)	-	-
Net asset value, end of period	$ 11.36	$ 15.84	$ 12.60	$ 10.35
Total Return B, C	(14.70)%	33.87%	21.74%	3.50%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,344	$ 1,577	$ 901	$ 319
Ratio of expenses to average net assets	.95%	.91%	.93%	1.28% A
Ratio of expenses to average net assets after all expense reductions	.91% F	.86% F	.86% F	1.23% A, F
Ratio of net investment income (loss) to average net assets	.19%	(.08)%	(.01)%	(.28)% A
Portfolio turnover rate	168%	291%	293%	141% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 31, 1998 (commencement of operations) to June 30, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2001

1. Significant Accounting Policies.

Fidelity Contrafund II (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. The fund calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .71% of average net assets after the performance adjustment.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $1,199,000 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit and/or cash against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $601,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4,000 and $14,000, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Contrafund II:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund II (a fund of Fidelity Hastings Street Trust) at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 3, 2001

Annual Report

Distributions

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund designates 2% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 13, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	6,977,922,493.01	93.102
Against	282,249,192.46	3.766
Abstain	234,742,723.71	3.132
TOTAL	7,494,914,409.18	100.000
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	7,348,716,372.19	98.049
Withheld	146,198,036.99	1.951
TOTAL	7,494,914,409.18	100.000
Ralph F. Cox
Affirmative	7,341,296,063.53	97.950
Withheld	153,618,345.65	2.050
TOTAL	7,494,914,409.18	100.000
Phyllis Burke Davis
Affirmative	7,336,239,243.91	97.883
Withheld	158,675,165.27	2.117
TOTAL	7,494,914,409.18	100.000
Robert M. Gates
Affirmative	7,342,907,346.54	97.972
Withheld	152,007,062.64	2.028
TOTAL	7,494,914,409.18	100.000
Abigail P. Johnson
Affirmative	7,329,189,121.36	97.789
Withheld	165,725,287.82	2.211
TOTAL	7,494,914,409.18	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	7,338,604.502.17	97.914
Withheld	156,309,907.01	2.086
TOTAL	7,494,914,409.18	100.000
Donald J. Kirk
Affirmative	7,344,837,804.31	97.998
Withheld	150,076,605.87	2.022
TOTAL	7,494,914,409.18	100.000
Marie L. Knowles
Affirmative	7,346,942,256.54	98.026
Withheld	147,972,152.64	1.974
TOTAL	7,494,914,409.18	100.000
Ned C. Lautenbach
Affirmative	7,350,929,387.52	98.079
Withheld	143,985,021.66	1.921
TOTAL	7,494,914,409.18	100.000
Peter S. Lynch
Affirmative	7,353,185,902.07	98.109
Withheld	141,728,507.11	1.891
TOTAL	7,494,914,409.18	100.000
Marvin L. Mann
Affirmative	7,343,087,244.02	97.974
Withheld	151,827,165.16	2.026
TOTAL	7,494,914,409.18	100.000
William O. McCoy
Affirmative	7,344,236,472.97	97.990
Withheld	150,677,936.21	2.010
TOTAL	7,494,914,409.18	100.000
Robert C. Pozen
Affirmative	7,348,742,592.88	98.050
Withheld	146,171,816.30	1.950
TOTAL	7,494,914,409.18	100.000
	# of Votes Cast	% of Votes Cast
William S. Stavropoulos
Affirmative	7,336,822,905.27	97.891
Withheld	158,091,503.91	2.109
TOTAL	7,494,914,409.18	100.000
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	586,984,280.09	92.946
Against	16,448,766.78	2.604
Abstain	28,102,513.22	4.450
TOTAL	631,535,560.09	100.000
PROPOSAL 8
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	579,447,144.23	91.752
Against	21,910,852.60	3.470
Abstain	30,177,563.26	4.778
TOTAL	631,535,560.09	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	574,338,386.86	90.943
Against	26,639,568.59	4.218
Abstain	30,557,604.64	4.839
TOTAL	631,535,560.09	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Richard A. Spillane, Jr., Vice President

Adam P. Hetnarski, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Independence Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CII-ANN-0801 140231
1.705796.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Fund

Annual Report

June 30, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Amid a slowing economy highlighted by frequent corporate earnings disappointments, mounting unemployment and waning consumer confidence, equity investors abandoned expensive, large-cap growth stocks in favor of the current earnings delivered by small- and mid-cap value stocks during the first six months of 2001. Fixed-income investments also offered a measure of stability, as corporate, mortgage and agency securities generally outperformed many popular equity indexes through the mid-point of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Fund	-11.76%	103.14%	320.76%
S&P 500®	-14.83%	96.59%	308.19%
Growth & Income Funds Average	-1.85%	78.86%	258.13%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,009 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 19 of this report.(dagger)

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Fund	-11.76%	15.23%	15.45%
S&P 500	-14.83%	14.48%	15.10%
Growth & Income Funds Average	-1.85%	12.11%	13.41%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Fund on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $42,076 - a 320.76% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $40,819 - a 308.19% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of June 30, 2001, the one year, five year and 10 year cumulative total returns for the large-cap core funds were -15.90%, 76.65%, and 245.54%, respectively; and the one year, five year and 10 year average annual total returns were -15.90%, 11.84%, and 12.97%, respectively. The one year, five year and 10 year cumulative total returns for the large-cap supergroup average were -19.19%, 76.09%, and 254.10%, respectively; and the one year, five year and 10 year average annual total returns were -19.19%, 11.71%, and 13.25%, respectively.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

A dramatic slowdown in U.S. economic growth spelled the end of market leadership for large-cap growth stocks during the 12-month period that ended June 30, 2001. Investors still heavily exposed to the new economy stocks that drove equity indexes to record heights in 1999 and early 2000 missed out on small- and mid-cap value opportunities, as these previously neglected investments offered some of the market's best returns during the past year. Speculation gave way to a renewed focus on current earnings - a shift that triggered a retreat from the technology and telecommunications sectors. Even six interest-rate cuts by the Federal Reserve Board in the first six months of 2001 couldn't ignite sustained rallies in these sectors. Instead, market dollars poured into beaten-down value industries, including natural resources and consumer staples. For the 12-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 30.80%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 36.17%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 14.83%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 45.38%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the 12-month period with a gain of 2.12%.

(Portfolio Manager photograph)
An interview with Nick Thakore, Portfolio Manager of Fidelity Fund

Q. How did the fund perform, Nick?

A. For the 12 months that ended June 30, 2001, the fund posted a return of -11.76%, beating the -14.83% mark of the Standard & Poor's 500 Index. However, the fund trailed the -1.85% return of the growth & income funds average tracked by Lipper Inc.

Q. Why did the fund outperform the index but trail the Lipper average?

A. Focusing on companies with stable earnings growth helped in an environment where most companies experienced rapidly decelerating earnings growth. Also, I'll mention my increasing preference for finding mid-cap substitutes for large-cap S&P 500® index components, which helped because the market broadened out substantially. Finally, while keeping the fund's basic makeup intact, I got more defensive near market tops and more aggressive near market bottoms. My timing certainly wasn't perfect, but the fund saw a net benefit from those efforts. On the negative side, the fund's relative performance suffered late in 2000 when I underestimated the severity of the technology slowdown. I also was somewhat late in taking advantage of the rally in cyclical stocks, as investors looked ahead to the possibility of better earnings growth in that sector due to an improving economy. With respect to the Lipper return, the average fund tends to have a deeper value orientation than this fund does. The past 12-month period was one of the strongest ever for value stocks relative to growth stocks.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Can you provide more details about the fund's positioning, especially in the second half of the period?

A. Sure. Telecom equipment was one of the fund's largest underweightings for virtually the entire period. The fundamentals there were very poor as a result of the infrastructure overbuilding that took place during the past few years. Our overall technology weighting varied quite a bit depending on how defensive I wanted to be, but technology remained one of the largest sector weightings and finished the period at 26.4% of net assets. On the other hand, I lightened up on energy stocks near the end of the first quarter of 2001, when it seemed as though the entire world was bullish on them. In retrospect, that was a good move because a bulge in oil and natural gas inventories near the end of the second quarter of 2001 caused energy stocks to back off substantially.

Q. Which stocks did well for the fund?

A. The list of most helpful holdings reads pretty much like it did six months ago. Fannie Mae and Freddie Mac, two government-sponsored mortgage companies, benefited from falling interest rates and actually saw their profit margins rise at a time when most companies experienced declining profitability. A more favorable political environment also helped both stocks. Philip Morris recovered when investors became less worried about the impact of smoking-related lawsuits on the company. Furthermore, spinning off its Kraft food division in the second half of the period prompted a favorable revaluation of the company by many investors.

Q. What stocks hurt performance?

A. Cisco and Sun Microsystems were two stocks that hurt absolute performance, although I underweighted them compared with the index, which meant that they made a positive contribution in relative terms. Two other negative contributors, Dell Computer and EMC, were part of the aggressive technology position I built up near the end of 2000. Most of the other serious detractors also were in the technology camp.

Q. What's your outlook, Nick?

A. The market should continue to be pulled between the positive influence of easier monetary policy and the negative impact of slower earnings growth. In the first half of 2001, we saw periodic euphoria about lower interest rates, but there are still legitimate questions about whether consumer spending can hold up and whether technology spending can rebound meaningfully any time soon. I think that the key elements of my strategy during the period - staying flexible, focusing on companies with stable earnings growth and seeking out mid-cap substitutes for overpriced S&P 500 index components - should offer a prudent way to proceed in this challenging environment.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term capital growth

Fund number: 003

Trading symbol: FFIDX

Start date: April 30, 1930

Size: as of June 30, 2001, more than $14.2 billion

Manager: Nick Thakore, since 2000; manager, Fidelity Trend Fund, 1998-2000; Fidelity Utilities Fund, Fidelity Advisor Utilities Growth Fund and Fidelity Select Utilities Growth Portfolio, 1997-1998; Fidelity Select Telecommunications Portfolio, 1996-1998; joined Fidelity in 1993

3

Nick Thakore on the prospects for economic recovery:

"As a result of the Federal Reserve Board's aggressive easing campaign, many investors have become complacent, figuring it's only a matter of time before the economy recovers. However, I do not believe it's a given that the economy will snap back quickly or meaningfully.

"There are two elements to keep in mind here: consumer spending and capital spending. In the past, reductions in short-term interest rates have prompted consumers to refinance their homes, increasing their capacity to spend. While this helped spending in the first half of the year, it will not help much in the second half of the year because long term rates have increased somewhat. Additionally, given the low rates of the past few years, interest rates will have to fall a lot further to drive another refinancing boom. Furthermore, consumer debt is at historically high levels, and increasing numbers of people are losing their jobs. Rising unemployment does not tend to jump-start consumer spending.

"The other piece of the puzzle is corporate capital spending. There we have two problems. First, it's a lot harder for the Fed to influence capital spending directly than to have an impact on consumer spending. The other difficulty is that the previous capital spending binge was so excessive that it could take some time for the economy to absorb the excess capacity that was generated."

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Philip Morris Companies, Inc.	3.5	3.3
General Electric Co.	3.4	5.3
Microsoft Corp.	3.0	1.4
Pfizer, Inc.	2.9	3.0
Bristol-Myers Squibb Co.	2.4	4.1
Citigroup, Inc.	2.2	1.7
AOL Time Warner, Inc.	2.1	0.6
Intel Corp.	2.0	0.4
Sun Microsystems, Inc.	1.8	1.2
Fannie Mae	1.7	3.6
	25.0
Top Five Market Sectors as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.4	20.0
Financials	15.8	16.9
Consumer Discretionary	13.9	7.9
Health Care	13.8	18.0
Industrials	11.6	11.6
Asset Allocation (% of fund's net assets)
As of June 30, 2001 *		As of December 31, 2000 **
	Stocks 99.5%		Stocks 95.6%
	Convertible Securities 0.7%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets A (0.2)%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	6.7%	** Foreign investments	3.8%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Annual Report

Investments June 30, 2001

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.5%
Automobiles - 0.3%
Ford Motor Co.	654,400	$ 16,066
General Motors Corp.	313,600	20,180
		36,246
Hotels Restaurants & Leisure - 2.3%
Bally Total Fitness Holding Corp. (a)	515,300	15,258
CBRL Group, Inc.	44,600	790
Harrah's Entertainment, Inc. (a)	2,436,200	85,998
Hilton Hotels Corp.	1,136,200	13,180
Mandalay Resort Group (a)	1,977,300	54,178
McDonald's Corp.	619,800	16,772
MGM Mirage, Inc. (a)	680,730	20,395
Outback Steakhouse, Inc. (a)	432,500	12,456
Park Place Entertainment Corp. (a)	801,800	9,702
Starwood Hotels & Resorts Worldwide, Inc. unit	407,900	15,207
Tricon Global Restaurants, Inc. (a)	1,254,100	55,055
Wendy's International, Inc.	1,233,300	31,498
		330,489
Household Durables - 0.7%
Leggett & Platt, Inc.	903,600	19,906
Mohawk Industries, Inc. (a)	2,473,000	87,050
		106,956
Leisure Equipment & Products - 0.1%
Mattel, Inc.	763,100	14,438
Media - 5.9%
Adelphia Communications Corp. Class A (a)	506,800	21,022
AOL Time Warner, Inc. (a)	5,603,260	296,973
AT&T Corp. - Liberty Media Group Class A (a)	4,347,876	76,044
Charter Communications, Inc. Class A (a)	789,510	18,435
Clear Channel Communications, Inc. (a)	1,326,020	83,141
Fox Entertainment Group, Inc. Class A (a)	591,500	16,503
Gemstar-TV Guide International, Inc. (a)	751,200	31,558
General Motors Corp. Class H	6,578,900	133,223
TMP Worldwide, Inc. (a)	528,100	31,216
Viacom, Inc. Class B (non-vtg.) (a)	2,228,113	115,305
Walt Disney Co.	890,100	25,715
		849,135
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.6%
BJ's Wholesale Club, Inc. (a)	757,600	$ 40,350
Federated Department Stores, Inc. (a)	1,004,900	42,708
JCPenney Co., Inc.	831,100	21,908
Kmart Corp. (a)	5,603,440	64,271
Neiman Marcus Group, Inc. Class A (a)	378,600	11,737
Sears, Roebuck & Co.	852,600	36,074
Target Corp.	311,800	10,788
		227,836
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	751,500	33,442
American Eagle Outfitters, Inc. (a)	226,500	8,408
AutoNation, Inc.	6,206,600	71,997
Best Buy Co., Inc. (a)	1,101,700	69,980
Home Depot, Inc.	284,000	13,220
Lowe's Companies, Inc.	239,100	17,347
Office Depot, Inc. (a)	2,927,200	30,384
Staples, Inc. (a)	4,520,300	67,895
Toys 'R' Us, Inc. (a)	801,290	19,832
		332,505
Textiles & Apparel - 0.3%
Jones Apparel Group, Inc. (a)	336,900	14,554
Liz Claiborne, Inc.	238,200	12,017
Timberland Co. Class A (a)	253,000	9,996
		36,567
TOTAL CONSUMER DISCRETIONARY		1,934,172
CONSUMER STAPLES - 6.9%
Beverages - 1.2%
The Coca-Cola Co.	3,831,200	172,404
Food & Drug Retailing - 0.7%
Rite Aid Corp. (a)	7,934,540	71,411
Rite Aid Corp. (a)(f)	1,339,000	10,846
Safeway, Inc. (a)	391,700	18,802
		101,059
Food Products - 0.1%
Kraft Foods, Inc. Class A	466,400	14,458
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 0.6%
Kimberly-Clark Corp.	927,500	$ 51,847
Procter & Gamble Co.	588,400	37,540
		89,387
Personal Products - 0.8%
Avon Products, Inc.	764,300	35,372
Gillette Co.	2,826,000	81,926
		117,298
Tobacco - 3.5%
Philip Morris Companies, Inc.	9,720,300	493,304
TOTAL CONSUMER STAPLES		987,910
ENERGY - 2.2%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	1,430,300	47,915
BJ Services Co. (a)	118,000	3,349
Diamond Offshore Drilling, Inc.	435,100	14,380
Halliburton Co.	1,517,100	54,009
Precision Drilling Corp. (a)	232,600	7,275
Schlumberger Ltd. (NY Shares)	622,000	32,748
Transocean Sedco Forex, Inc.	731,861	30,189
Weatherford International, Inc. (a)	194,500	9,336
		199,201
Oil & Gas - 0.8%
Burlington Resources, Inc.	339,700	13,571
Chevron Corp.	288,700	26,127
Conoco, Inc. Class B	1,026,500	29,666
Devon Energy Corp.	295,362	15,507
Phillips Petroleum Co.	173,100	9,867
Texaco, Inc.	349,400	23,270
		118,008
TOTAL ENERGY		317,209
FINANCIALS - 15.8%
Banks - 3.2%
Bank of America Corp.	2,307,300	138,507
Bank One Corp.	1,699,100	60,828
First Union Corp.	502,100	17,543
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
FleetBoston Financial Corp.	2,248,240	$ 88,693
Golden State Bancorp, Inc.	325,600	10,028
National City Corp.	734,800	22,617
PNC Financial Services Group, Inc.	312,500	20,559
SouthTrust Corp.	1,107,500	28,795
SunTrust Banks, Inc.	240,900	15,606
Washington Mutual, Inc.	1,175,400	44,136
Wells Fargo & Co.	309,600	14,375
		461,687
Diversified Financials - 9.7%
American Express Co.	504,192	19,563
Charles Schwab Corp.	5,172,550	79,140
Citigroup, Inc.	6,013,632	317,760
Daiwa Securities Group, Inc.	4,221,000	44,166
Fannie Mae	2,863,200	243,801
Freddie Mac	2,790,100	195,307
Goldman Sachs Group, Inc.	76,000	6,521
Household International, Inc.	282,100	18,816
J.P. Morgan Chase & Co.	2,595,960	115,780
Merrill Lynch & Co., Inc.	2,720,800	161,207
Morgan Stanley Dean Witter & Co.	1,224,300	78,637
Nikko Securities Co. Ltd.	5,393,000	43,198
Nomura Securities Co. Ltd.	1,405,000	26,924
USA Education, Inc.	384,150	28,043
		1,378,863
Insurance - 2.8%
ACE Ltd.	799,900	31,268
Allmerica Financial Corp.	283,200	16,284
Allstate Corp.	850,200	37,400
American International Group, Inc.	977,100	84,031
Conseco, Inc.	4,005,300	54,672
Hartford Financial Services Group, Inc.	404,300	27,654
MetLife, Inc.	3,704,800	114,775
Xl Capital Ltd. Class A	427,670	35,112
		401,196
Real Estate - 0.1%
Equity Office Properties Trust	505,000	15,973
TOTAL FINANCIALS		2,257,719
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 13.8%
Biotechnology - 1.8%
Amgen, Inc. (a)	1,268,700	$ 78,723
Applera Corp. - Celera Genomics Group (a)	180,000	7,139
Biogen, Inc. (a)	910,800	49,220
Chiron Corp. (a)	417,000	21,763
COR Therapeutics, Inc. (a)	173,400	5,263
Genentech, Inc. (a)	528,700	29,131
Geneva Proteomics (a)(f)	710,000	3,905
Genzyme Corp. - General Division (a)	391,800	22,991
Gilead Sciences, Inc. (a)	133,900	7,951
Human Genome Sciences, Inc. (a)	187,800	11,208
IDEC Pharmaceuticals Corp. (a)	185,600	12,029
Millennium Pharmaceuticals, Inc. (a)	212,600	7,207
		256,530
Health Care Equipment & Supplies - 0.2%
Guidant Corp. (a)	880,400	31,694
Health Care Providers & Services - 1.6%
Andrx Group (a)	509,800	38,679
Cardinal Health, Inc.	1,590,523	109,746
HealthSouth Corp. (a)	2,561,280	40,904
McKesson HBOC, Inc.	241,200	8,953
Service Corp. International (SCI) (a)	3,379,100	21,491
Tenet Healthcare Corp. (a)	111,700	5,763
		225,536
Pharmaceuticals - 10.2%
Abbott Laboratories	1,433,000	68,798
American Home Products Corp.	2,091,240	122,212
Bristol-Myers Squibb Co.	6,694,127	350,103
Eli Lilly & Co.	1,299,400	96,156
Forest Laboratories, Inc. (a)	394,400	28,002
GlaxoSmithKline PLC sponsored ADR	503,400	28,291
ImClone Systems, Inc. (a)	406,400	20,726
Johnson & Johnson	599,400	29,970
Novartis AG sponsored ADR	3,554,600	128,499
Pfizer, Inc.	10,300,050	412,517
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pharmacia Corp.	642,900	$ 29,541
Sanofi-Synthelabo SA	1,927,464	126,912
Schering-Plough Corp.	624,800	22,643
		1,464,370
TOTAL HEALTH CARE		1,978,130
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.2%
Boeing Co.	419,800	23,341
General Dynamics Corp.	502,400	39,092
Goodrich Corp.	431,600	16,392
Honeywell International, Inc.	811,300	28,387
Lockheed Martin Corp.	843,530	31,253
Raytheon Co.	492,600	13,079
United Technologies Corp.	343,400	25,157
		176,701
Building Products - 0.6%
American Standard Companies, Inc. (a)	1,161,100	69,782
York International Corp.	502,700	17,605
		87,387
Commercial Services & Supplies - 1.0%
Cendant Corp. (a)	4,456,400	86,900
IMS Health, Inc.	1,594,000	45,429
Republic Services, Inc. (a)	567,700	11,269
		143,598
Construction & Engineering - 0.1%
Fluor Corp.	212,500	9,594
Electrical Equipment - 0.1%
Capstone Turbine Corp.	868,900	19,333
Industrial Conglomerates - 5.2%
General Electric Co.	9,912,926	483,255
Minnesota Mining & Manufacturing Co.	127,000	14,491
Textron, Inc.	510,180	28,080
Tyco International Ltd.	3,967,619	216,235
		742,061
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.0%
Eaton Corp.	232,670	$ 16,310
Illinois Tool Works, Inc.	615,110	38,936
Ingersoll-Rand Co.	717,620	29,566
Navistar International Corp. (a)	622,100	17,500
PACCAR, Inc.	171,800	8,786
Parker-Hannifin Corp.	125,600	5,330
Pentair, Inc.	517,700	17,498
		133,926
Road & Rail - 2.4%
Burlington Northern Santa Fe Corp.	2,886,300	87,080
Canadian National Railway Co.	1,836,300	74,495
Union Pacific Corp.	3,209,000	176,206
		337,781
TOTAL INDUSTRIALS		1,650,381
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 5.9%
ADC Telecommunications, Inc. (a)	3,909,000	26,894
Avaya, Inc. (f)	1,419	15
Brocade Communications System, Inc. (a)	1,054,200	45,721
Cabletron Systems, Inc. (a)	1,827,900	41,768
Centillium Communications, Inc. (a)	1,459,800	38,247
CIENA Corp. (a)	2,574,000	97,992
Cisco Systems, Inc. (a)	12,240,490	237,098
Comverse Technology, Inc. (a)	1,590,400	91,623
Ditech Communications Corp. (a)(c)	2,039,640	14,583
Finisar Corp. (a)	1,069,500	19,903
Juniper Networks, Inc. (a)	823,700	25,572
Lucent Technologies, Inc.	153,300	950
Lucent Technologies, Inc. (f)	17,033	79
Motorola, Inc.	2,142,900	35,486
Nortel Networks Corp.	6,750,300	61,360
QUALCOMM, Inc. (a)	377,900	21,521
Redback Networks, Inc. (a)	375,600	3,287
Scientific-Atlanta, Inc.	845,300	34,319
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Telefonaktiebolaget LM Ericsson AB sponsored ADR	4,167,200	$ 22,420
Tellium, Inc. (a)(f)	1,052,000	16,427
Tellium, Inc.	750,900	12,780
		848,045
Computers & Peripherals - 4.8%
Apple Computer, Inc. (a)	2,613,300	63,216
Dell Computer Corp. (a)	2,610,700	70,750
EMC Corp. (a)	7,144,932	207,560
Gateway, Inc. (a)	1,979,900	32,569
Lexmark International, Inc. Class A (a)	916,300	61,621
Sun Microsystems, Inc. (a)	15,396,560	249,424
		685,140
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	516,800	16,796
Thermo Electron Corp. (a)	1,484,900	32,697
		49,493
Internet Software & Services - 1.5%
Check Point Software Technologies Ltd. (a)	2,243,100	113,658
Internet Security Systems, Inc. (a)	171,700	8,499
Openwave Systems, Inc.	441,900	14,353
VeriSign, Inc. (a)	383,600	22,318
Yahoo!, Inc. (a)	2,911,400	56,889
		215,717
Semiconductor Equipment & Products - 4.8%
Advanced Micro Devices, Inc. (a)	220,600	6,371
Agere Systems, Inc. Class A	3,670,500	27,529
Analog Devices, Inc. (a)	168,400	7,283
Applied Materials, Inc. (a)	149,900	7,709
ASML Holding NV (NY Shares) (a)	645,300	14,552
Atmel Corp. (a)	1,168,100	15,127
Broadcom Corp. Class A (a)	643,800	27,703
Cypress Semiconductor Corp. (a)	380,600	9,077
Fairchild Semiconductor International, Inc. Class A (a)	2,641,800	60,761
Intel Corp.	9,233,300	281,523
Intersil Corp. Class A (a)	668,400	22,859
KLA-Tencor Corp. (a)	424,500	24,918
Kulicke & Soffa Industries, Inc. (a)	202,800	3,448
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Micron Technology, Inc. (a)	2,428,500	$ 99,811
Texas Instruments, Inc.	1,582,400	49,846
Vitesse Semiconductor Corp. (a)	1,009,500	21,331
Xilinx, Inc. (a)	42,600	1,791
		681,639
Software - 8.8%
Adobe Systems, Inc.	2,126,900	99,858
BEA Systems, Inc. (a)	567,018	18,836
Computer Associates International, Inc.	6,457,900	232,484
Inktomi Corp. (a)	1,796,700	16,422
Legato Systems, Inc. (a)	2,470,100	39,250
Manugistics Group, Inc. (a)	735,800	19,271
Micromuse, Inc. (a)	1,736,700	48,628
Microsoft Corp. (a)	5,911,600	425,694
NetIQ Corp. (a)	769,424	23,929
NVIDIA Corp. (a)	1,661,460	152,971
Oracle Corp. (a)	2,786,600	54,785
PeopleSoft, Inc. (a)	399,500	19,296
Peregrine Systems, Inc. (a)	538,600	16,487
Rational Software Corp. (a)	591,000	16,778
Remedy Corp. (a)	463,000	16,112
Siebel Systems, Inc. (a)	590,800	28,004
VERITAS Software Corp. (a)	495,200	33,634
		1,262,439
TOTAL INFORMATION TECHNOLOGY		3,742,473
MATERIALS - 3.6%
Chemicals - 0.6%
Lyondell Chemical Co.	1,056,600	16,251
Praxair, Inc.	1,421,738	66,822
		83,073
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	152,100	7,527
Containers & Packaging - 0.0%
Temple-Inland, Inc.	106,900	5,697
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 2.0%
Alcan, Inc.	1,645,430	$ 69,338
Alcoa, Inc.	1,653,300	65,140
Barrick Gold Corp.	2,803,810	42,779
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	1,044,200	11,538
Massey Energy Corp.	631,000	12,469
Newmont Mining Corp.	1,763,960	32,827
Phelps Dodge Corp.	302,800	12,566
Placer Dome, Inc.	4,005,280	39,153
		285,810
Paper & Forest Products - 0.9%
Georgia-Pacific Group	1,164,000	39,401
International Paper Co.	1,444,000	51,551
Weyerhaeuser Co.	728,600	40,051
		131,003
TOTAL MATERIALS		513,110
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 2.5%
AT&T Corp.	10,124,190	222,732
BellSouth Corp.	1,323,400	53,293
Citizens Communications Co. (a)	2,160,090	25,986
Korea Telecom sponsored ADR	694,000	15,254
McLeodUSA, Inc. Class A (a)	3,651,400	15,993
Qwest Communications International, Inc.	813,890	25,939
TeraBeam Networks (f)	50,800	51
WinStar Communications, Inc. (a)	3,625,300	199
		359,447
Wireless Telecommunication Services - 2.0%
KDDI Corp.	6,561	30,617
Nextel Communications, Inc. Class A (a)	7,287,200	126,214
Sprint Corp. - PCS Group Series 1 (a)	2,735,200	66,055
Triton PCS Holdings, Inc. Class A (a)	187,700	7,555
Western Wireless Corp. Class A (a)	1,300,300	54,223
		284,664
TOTAL TELECOMMUNICATION SERVICES		644,111
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 1.4%
Electric Utilities - 0.9%
AES Corp. (a)	2,829,130	$ 121,794
Gas Utilities - 0.5%
Kinder Morgan Management LLC (c)	1,030,200	70,569
TOTAL UTILITIES		192,363
TOTAL COMMON STOCKS (Cost $12,342,008)		14,217,578
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Procket Networks, Inc. Series C (f)	1,612,868	12,742
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (f)	723,082	1,627
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,629)		14,369
Convertible Bonds - 0.6%
Moody's Ratings (unaudited) (e)		Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
EchoStar Communications Corp. 5.75% 5/15/08 (b)	Caa1	$ 14,620	14,108
Liberty Media Corp.:
3.75% 2/15/30 (b)	Baa3	41,700	24,784
4% 11/15/29 (b)	Baa3	10,870	7,746
4% 11/15/29	Baa3	16,180	11,530
			58,168
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Redback Networks, Inc. 5% 4/1/07	CCC	10,730	6,425
Convertible Bonds - continued
Moody's Ratings (unaudited) (e)		Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10 (b)	B1	$ 30,180	$ 18,410
TOTAL CONVERTIBLE BONDS (Cost $122,082)			83,003
Cash Equivalents - 1.1%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.75%, dated 6/29/01 due 7/2/01	$ 2,486	2,485
	Shares
Fidelity Cash Central Fund, 4.09% (d)	69,260,057	69,260
Fidelity Securities Lending Cash Central Fund, 4.02% (d)	88,996,814	88,997
TOTAL CASH EQUIVALENTS (Cost $160,742)		160,742
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $12,645,461)		14,475,692
NET OTHER ASSETS - (1.3)%		(181,413)
TOTAL NET ASSETS - 100%		$ 14,294,279
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $65,048,000 or 0.5% of net assets.

(c) Affiliated company
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) S&P® credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Avaya, Inc.	10/2/00	$ 10
Geneva Proteomics	7/7/00	$ 3,905
Lucent Technologies	7/10/00	$ 127
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,929
Rite Aid Corp.	6/27/01	$ 10,043
Tellium, Inc.	9/20/00	$ 15,780
TeraBeam Networks	4/7/00	$ 191
Yipes Communications Group, Inc. Series C	1/31/01	$ 4,700
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $32,753,691,000 and $33,225,772,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,511,809,000 and $1,517,394,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,046,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,692,000 or 0.3% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $44,885,000. The weighted average interest rate was 5.5%. Interest expense includes $349,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $29,848,000. The weighted average interest rate was 5.9%. Interest expense includes $10,000 paid under the bank borrowing program. At period end there was no bank borrowing outstanding.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $13,030,409,000. Net unrealized appreciation aggregated $1,445,283,000, of which $2,574,490,000 related to appreciated investment securities and $1,129,207,000 related to depreciated investment securities.

The fund hereby designates approximately $2,196,445,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending June 30, 2002 approximately $657,642,000 of losses recognized during the period November 1, 2000 to June 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2001
Assets
Investment in securities, at value (including securities loaned of $88,455 and repurchase agreements of $2,485) (cost $12,645,461) - See accompanying schedule		$ 14,475,692
Cash		78
Receivable for investments sold		316,544
Receivable for fund shares sold		9,552
Dividends receivable		11,305
Interest receivable		2,381
Other receivables		86
Total assets		14,815,638
Liabilities
Payable for investments purchased	$ 392,507
Payable for fund shares redeemed	34,778
Accrued management fee	4,361
Other payables and accrued expenses	716
Collateral on securities loaned, at value	88,997
Total liabilities		521,359
Net Assets		$ 14,294,279
Net Assets consist of:
Paid in capital		$ 13,484,190
Undistributed net investment income		34,380
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,054,461)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,830,170
Net Assets, for 448,983 shares outstanding		$ 14,294,279
Net Asset Value, offering price and redemption price per share ($14,294,279 ÷ 448,983 shares)		$31.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended June 30, 2001
Investment Income Dividends		$ 138,420
Interest		23,251
Security lending		1,268
Total income		162,939
Expenses
Management fee	$ 56,682
Transfer agent fees	27,922
Accounting and security lending fees	1,117
Non-interested trustees' compensation	10
Custodian fees and expenses	331
Registration fees	379
Audit	91
Legal	58
Interest	359
Reports to shareholders	295
Miscellaneous	46
Total expenses before reductions	87,290
Expense reductions	(8,812)	78,478
Net investment income		84,461
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(6,165) on sales of investments in affiliated issuers)	(28,153)
Foreign currency transactions	(344)
Futures contracts	5,585	(22,912)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,073,810)
Assets and liabilities in foreign currencies	(66)	(2,073,876)
Net gain (loss)		(2,096,788)
Net increase (decrease) in net assets resulting from operations		$ (2,012,327)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2001	Year ended June 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 84,461	$ 86,328
Net realized gain (loss)	(22,912)	1,324,349
Change in net unrealized appreciation (depreciation)	(2,073,876)	132,307
Net increase (decrease) in net assets resulting from operations	(2,012,327)	1,542,984
Distributions to shareholders From net investment income	(92,413)	(80,678)
In excess of net investment income	(13,650)	-
From net realized gain	(1,213,113)	(778,623)
In excess of net realized gain	(983,529)	-
Total distributions	(2,302,705)	(859,301)
Share transactions Net proceeds from sales of shares	3,102,611	6,879,759
Reinvestment of distributions	2,176,720	805,722
Cost of shares redeemed	(4,049,256)	(4,832,004)
Net increase (decrease) in net assets resulting from share transactions	1,230,075	2,853,477
Total increase (decrease) in net assets	(3,084,957)	3,537,160
Net Assets
Beginning of period	17,379,236	13,842,076
End of period (including undistributed net investment income of $34,380 and $7,954, respectively)	$ 14,294,279	$ 17,379,236
Other Information Shares
Sold	90,100	171,650
Issued in reinvestment of distributions	61,155	22,248
Redeemed	(117,919)	(120,989)
Net increase (decrease)	33,336	72,909

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 41.81	$ 40.39	$ 35.22	$ 28.83	$ 24.65
Income from Investment Operations
Net investment income B	.19	.23	.31	.32	.34
Net realized and unrealized gain (loss)	(4.72)	3.61	6.96	8.74	5.99
Total from investment operations	(4.53)	3.84	7.27	9.06	6.33
Less Distributions
From net investment income	(.21)	(.21)	(.29)	(.31)	(.33)
In excess of net investment income	(.03)	-	-	-	-
From net realized gain	(2.87)	(2.21)	(1.81)	(2.36)	(1.82)
In excess of net realized gain	(2.33)	-	-	-	-
Total distributions	(5.44)	(2.42)	(2.10)	(2.67)	(2.15)
Net asset value, end of period	$ 31.84	$ 41.81	$ 40.39	$ 35.22	$ 28.83
Total Return A	(11.76)%	10.47%	21.95%	33.54%	27.97%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 14,294	$ 17,379	$ 13,842	$ 8,726	$ 5,509
Ratio of expenses to average net assets	.56%	.56%	.57%	.58%	.62%
Ratio of expenses to average net assets after all expense reductions	.51% C	.53% C	.55% C	.56% C	.59% C
Ratio of net investment income to average net assets	.55%	.57%	.87%	1.01%	1.34%
Portfolio turnover rate	217%	113%	71%	65%	107%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2001

1. Significant Accounting Policies.

Fidelity Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. The fund calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .09%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .37% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

Certain security trades were directed to brokers who paid $8,134,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $4,000 and $674,000, respectively.

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Ditech Communications Corp.	$ 18,462	$ -	$ -	$ 14,583
Fairchild Semiconductor International, Inc.	16,552	14,479	-	-
Kinder Morgan Management LLC	-	-	-	70,569
TOTALS	$ 35,014	$ 14,479	$ -	$ 85,152

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 3, 2001

Annual Report

Distributions

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 2.47% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed in September, December, March and June during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 13, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	6,977,922,493.01	93.102
Against	282,249,192.46	3.766
Abstain	234,742,723.71	3.132
TOTAL	7,494,914,409.18	100.000
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	7,348,716,372.19	98.049
Withheld	146,198,036.99	1.951
TOTAL	7,494,914,409.18	100.000
Ralph F. Cox
Affirmative	7,341,296,063.53	97.950
Withheld	153,618,345.65	2.050
TOTAL	7,494,914,409.18	100.000
Phyllis Burke Davis
Affirmative	7,336,239,243.91	97.883
Withheld	158,675,165.27	2.117
TOTAL	7,494,914,409.18	100.000
Robert M. Gates
Affirmative	7,342,907,346.54	97.972
Withheld	152,007,062.64	2.028
TOTAL	7,494,914,409.18	100.000
Abigail P. Johnson
Affirmative	7,329,189,121.36	97.789
Withheld	165,725,287.82	2.211
TOTAL	7,494,914,409.18	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	7,338,604,502.17	97.914
Withheld	156,309,907.01	2.086
TOTAL	7,494,914,409.18	100.000
Donald J. Kirk
Affirmative	7,344,837,804.31	97.998
Withheld	150,076,605.87	2.002
TOTAL	7,494,914,409.18	100.000
Marie L. Knowles
Affirmative	7,346,942,256.54	98.026
Withheld	147,972,152.64	1.974
TOTAL	7,494,914,409.18	100.000
Ned C. Lautenbach
Affirmative	7,350,929,387.52	98.079
Withheld	143,985,021.66	1.921
TOTAL	7,494,914,409.18	100.000
Peter S. Lynch
Affirmative	7,353,185,902.07	98.109
Withheld	141,728,507.11	1.891
TOTAL	7,494,914,409.18	100.000
Marvin L. Mann
Affirmative	7,343,087,244.02	97.974
Withheld	151,827,165.16	2.026
TOTAL	7,494,914,409.18	100.000
William O. McCoy
Affirmative	7,344,236,472.97	97.990
Withheld	150,677,936.21	2.010
TOTAL	7,494,914,409.18	100.000
Robert C. Pozen
Affirmative	7,348,742,592.88	98.050
Withheld	146,171,816.30	1.950
TOTAL	7,494,914,409.18	100.000
	# of Votes Cast	% of Votes Cast
William S. Stavropoulos
Affirmative	7,336,822,905.27	97.891
Withheld	158,091,503.91	2.109
TOTAL	7,494,914,409.18	100.000
PROPOSAL 3
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	6,115,408,774.34	93.039
Against	201,667,650.94	3.068
Abstain	255,869,909.33	3.893
TOTAL	6,572,946,334.61	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	6,065,022,199.77	92.273
Against	228,736,095.89	3.479
Abstain	279,188,038.95	4.248
TOTAL	6,572,946,334.61	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	6,071,688,088.85	92.374
Against	224,970,214.12	3.423
Abstain	276,288,031.64	4.203
TOTAL	6,572,946,334.61	100.000
PROPOSAL 8
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	5,323,789,347.06	80.995
Against	957,298,395.97	14.565
Abstain	291,858,591.58	4.440
TOTAL	6,572,946,334.61	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	5,950,789,981.00	90.535
Against	329,179,270.52	5.008
Abstain	292,977,083.09	4.457
TOTAL	6,572,946,334.61	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Bart Grenier, Vice President

Nick Thakore, Vice President

Eric C. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos *

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FID-ANN-0801 141330
1.705632.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Fifty®

Annual Report

June 30, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Amid a slowing economy highlighted by frequent corporate earnings disappointments, mounting unemployment and waning consumer confidence, equity investors abandoned expensive, large-cap growth stocks in favor of the current earnings delivered by small- and mid-cap value stocks during the first six months of 2001. Fixed-income investments also offered a measure of stability, as corporate, mortgage and agency securities generally outperformed many popular equity indexes through the mid-point of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Fidelity Fifty® has a 3% sales charge, which was waived beginning January 31, 2000 through December 31, 2001.

Cumulative Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Fifty	-8.76%	93.12%	203.34%
S&P 500 ®	-14.83%	96.59%	209.09%
Capital Appreciation Funds Average	-19.21%	78.10%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on September 17, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 315 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Fifty	-8.76%	14.07%	15.31%
S&P 500	-14.83%	14.48%	15.59%
Capital Appreciation Funds Average	-19.21%	10.78%	n/a *

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Fifty ® on September 17, 1993, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have grown to $30,334 - a 203.34% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $30,909 - a 209.09% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of June 30, 2001, the one year and five year cumulative total returns for the multi-cap core funds were -12.57% and 86.97%, respectively; and the one year and five year average annual total returns were -12.57% and 12.93%, respectively. The one year and five year cumulative total returns for the multi-cap supergroup average were -8.83% and 81.90%, respectively; and the one year and five year average annual total returns were -8.83% and 12.29%, respectively.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

A dramatic slowdown in U.S. economic growth spelled the end of market leadership for large-cap growth stocks during the 12-month period that ended June 30, 2001. Investors still heavily exposed to the new economy stocks that drove equity indexes to record heights in 1999 and early 2000 missed out on small- and mid-cap value opportunities, as these previously neglected investments offered some of the market's best returns during the past year. Speculation gave way to a renewed focus on current earnings - a shift that triggered a retreat from the technology and telecommunications sectors. Even six interest-rate cuts by the Federal Reserve Board in the first six months of 2001 couldn't ignite sustained rallies in these sectors. Instead, market dollars poured into beaten-down value industries, including natural resources and consumer staples. For the 12-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 30.80%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 36.17%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 14.83%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 45.38%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the 12-month period with a gain of 2.12%.

(Portfolio Manager photograph)
An interview with John Muresianu, Portfolio Manager of Fidelity Fifty

Q. How did the fund perform, John?

A. For the one-year period that ended June 30, 2001, the fund returned -8.76%. In comparison, the Standard & Poor's 500 Index and the capital appreciation funds average as tracked by Lipper Inc. declined 14.83% and 19.21%, respectively.

Q. What helped the fund outperform the S&P 500® index and its peer group during the past year?

A. There were two main reasons. First, staying away from stocks that depend on a growing economy, such as those in the information technology sector, was a major reason why the fund outperformed the S&P 500 index and its peers. The fund owned almost no technology stocks during the past six months, which turned out to be a beneficial decision since this sector continued to experience rapidly deteriorating fundamentals and price depreciation. I felt that despite reduced share prices in many tech industries, these stocks generally were still overvalued. Second, the fund benefited on a relative basis from my decision to significantly overweight two sectors - energy and materials - both of which outperformed most other areas of the market. However, the negative absolute return generated by our holdings in these sectors - although not nearly as bad as other sectors - was the major reason the fund's overall return was negative. Additionally, not having any significant positions in the financial sector hampered the fund's return, as these stocks were among the market's best performers.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What was your investment strategy?

A. I made six strategic long-term decisions and, fortunately, all of them turned out to be helpful to some degree during the past year. As I mentioned, I eliminated nearly all technology stocks from the fund for a variety or reasons (see callout box at the end of this interview). Similarly, I limited the fund's exposure to biotechnology stocks, which also underperformed. Third, I reduced the fund's exposure to large-cap growth stocks. All three of these decisions were made on the basis of the lofty valuations these stock categories had attained. My remaining three strategies were to dramatically increase the fund's holdings in the gold industry and mid-cap value stocks, and maintain energy as the fund's largest sector weighting.

Q. Can you explain your reasoning behind the decisions to own energy, gold and mid-cap value stocks?

A. Sure. My analysis of the energy sector showed a period of massive underinvestment in the exploration and production of oil and gas during the past decade. This underinvestment caused a tighter-than-expected supply/demand equation, which drove higher-than-expected energy prices. While energy stock prices had exceeded already strong expectations going into the period, the valuations of many companies remained reasonable. Turning to gold stocks, I may have been a little early in owning stocks such as Barrick Gold and Newmont Mining, as they have yet to have a major impact on fund performance. Six months ago, the underperformance of these stocks actually held back the fund's return. However, I believed that with the slowing economy, an easing of monetary policy could spur the potential for inflation and, therefore, propel gold and gold-mining stocks. We did see a brief gold rally in May, when these stocks rallied sharply. Elsewhere, I moved a portion of the fund into mid-cap value stocks after identifying the significant valuation gap that existed between inexpensive mid-cap value and overvalued large-cap growth stocks.

Q. What specific stocks were top performers? Which disappointed?

A. Shares of energy production companies Burlington Resources and Exxon Mobil, the fund's top two performers, appreciated on higher oil and natural gas prices. Electric energy producer American Electric Power experienced rapid growth in its wholesale business and delivered strong quarterly earnings, sending shares up more than 65%. On the down side, earnings concerns sent shares of energy services firm Schlumberger down nearly 29%, while shares of Halliburton fell about 24%, due in part to the uncertainty surrounding the asbestos liability of a former subsidiary, Harbison-Walker.

Q. What's your outlook, John?

A. At the end of the period, my six major investment strategies were still in place. In many cases, the companies we invested in had grown earnings steadily higher over the years, but their stocks hadn't moved as much in tandem. In these cases, the stock multiples - or price-to-earnings ratios - of these companies have been compressed immensely, and I still see value in those positions going forward. Shareholders should keep in mind that my strategies are long-term ones that I am often willing to be patient with until the dynamics of each strategy change. That patience can often cause some pain in short-term intervals.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing mainly in equity securities, normally 50 to 60 stocks

Fund number: 500

Trading symbol: FFTYX

Start date: September 17, 1993

Size: as of June 30, 2001, more than $429 million

Manager: John Muresianu, since 1999; manager, Fidelity Advisor Fifty Fund, since 2000; Fidelity Advisor Utilities Growth Fund, 1996-1997; several Fidelity Select Portfolios, 1992-1997; joined Fidelity in 1986

3

John Muresianu on the technology sector:

"The fund had almost no technology exposure during the past six months for a number of reasons. First, the market penetration of new technologies - such as the cellular phone and the Internet - matured. Second, the Federal Reserve Board began aggressively raising interest rates in early 2000 to slow economic growth. Third, there was a sharp reduction in corporate spending on new economy infrastructure. As these trends became evident, there was a dramatic reduction in the earnings outlook for a broad array of tech companies, dealing a powerful blow to share prices.

"Turning to technical analysis, historical price patterns showed wild enthusiasm for these stocks that I believed was unsustainable. Tech stocks had valuations - such as price-to-sales and price-to-earnings ratios - far above their historical peaks. Looking at these valuations, I anticipated a very sharp contraction in stock multiples and, fortunately for the fund, staying out of technology was helpful because the stocks have fallen. Still, stock valuations hadn't fallen as low by period end as they typically have in past cycles after reaching peak valuations.

"In general, I think technology stocks remain very expensive because share prices haven't fallen to the point where they reflect the collapse of corporate earnings in this sector. Conversely, on the energy front at least, stock prices haven't risen as fast as corporate earnings in the sector, leading me to believe that many companies in the sector remain inexpensive."

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	12.5	9.9
Burlington Resources, Inc.	12.2	14.6
Exxon Mobil Corp.	9.8	10.5
Schlumberger Ltd. (NY Shares)	6.6	9.5
Barrick Gold Corp.	5.5	5.5
Philip Morris Companies, Inc.	4.3	0.9
Halliburton Co.	4.0	3.9
American Electric Power Co., Inc.	3.8	3.3
Devon Energy Corp.	3.7	4.7
AT&T Corp.	3.4	0.5
	65.8
Top Five Market Sectors as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	49.7	58.7
Materials	27.3	23.9
Utilities	9.4	6.6
Consumer Staples	4.4	1.0
Industrials	3.5	4.3
Asset Allocation (% of fund's net assets)
As of June 30, 2001 *		As of December 31, 2000 **
	Stocks 100.5%		Stocks 98.8%
	Short-Term Investments and Net Other Assets A (0.5%)		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	19.2%	** Foreign investments	19.8%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Annual Report

Investments June 30, 2001

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.4%
Jack in the Box, Inc. (a)	50,000	$ 1,305,000
Outback Steakhouse, Inc. (a)	10,000	288,000
		1,593,000
Household Durables - 0.0%
Maytag Corp.	4,600	134,596
Textiles & Apparel - 0.2%
Wolverine World Wide, Inc.	50,000	893,500
TOTAL CONSUMER DISCRETIONARY		2,621,096
CONSUMER STAPLES - 4.4%
Food & Drug Retailing - 0.1%
Albertson's, Inc.	20,000	599,800
Tobacco - 4.3%
Philip Morris Companies, Inc.	360,000	18,270,000
TOTAL CONSUMER STAPLES		18,869,800
ENERGY - 49.7%
Energy Equipment & Services - 16.5%
Baker Hughes, Inc.	10,000	335,000
BJ Services Co. (a)	30,000	851,400
ENSCO International, Inc.	30,000	702,000
Global Marine, Inc. (a)	50,000	931,500
Grey Wolf, Inc. (a)	2,363,000	9,452,000
Halliburton Co.	488,300	17,383,480
Nabors Industries, Inc. (a)	260,000	9,672,000
Noble Drilling Corp. (a)	50,000	1,637,500
Precision Drilling Corp. (a)	10,000	312,748
Schlumberger Ltd. (NY Shares)	536,800	28,262,520
Transocean Sedco Forex, Inc.	10,000	412,500
Weatherford International, Inc. (a)	20,000	960,000
		70,912,648
Oil & Gas - 33.2%
Anadarko Petroleum Corp.	50,000	2,701,500
Apache Corp.	208,600	10,586,450
Burlington Resources, Inc.	1,313,000	52,454,350
Chevron Corp.	57,100	5,167,550
Conoco, Inc. Class B	150,000	4,335,000
Devon Energy Corp.	300,000	15,750,000
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	482,900	$ 42,181,315
Newfield Exploration Co. (a)	50,000	1,603,000
Royal Dutch Petroleum Co. (NY Shares)	88,300	5,145,241
Spinnaker Exploration Co. (a)	10,000	398,600
Tosco Corp.	50,000	2,202,500
		142,525,506
TOTAL ENERGY		213,438,154
FINANCIALS - 1.3%
Diversified Financials - 1.3%
JAFCO Co. Ltd.	30,000	2,864,817
Nomura Securities Co. Ltd.	146,000	2,797,787
		5,662,604
HEALTH CARE - 0.8%
Biotechnology - 0.8%
Immunex Corp. (a)	200,000	3,410,000
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.5%
General Dynamics Corp.	25,000	1,945,250
Building Products - 1.0%
American Standard Companies, Inc. (a)	70,000	4,207,000
Commercial Services & Supplies - 0.7%
Deluxe Corp.	50,000	1,445,000
R.R. Donnelley & Sons Co.	50,000	1,485,000
		2,930,000
Construction & Engineering - 1.1%
Fluor Corp.	30,000	1,354,500
Jacobs Engineering Group, Inc. (a)	55,000	3,587,650
		4,942,150
Machinery - 0.2%
Stewart & Stevenson Services, Inc.	30,000	1,000,500
TOTAL INDUSTRIALS		15,024,900
MATERIALS - 27.3%
Containers & Packaging - 0.4%
Ball Corp.	40,000	1,902,400
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 25.9%
Alcan, Inc.	100,000	$ 4,214,003
Alcoa, Inc.	30,000	1,182,000
Barrick Gold Corp.	1,536,500	23,443,296
Bethlehem Steel Corp. (a)	1,137,000	2,296,740
Massey Energy Corp.	130,000	2,568,800
Newmont Mining Corp.	2,872,900	53,464,669
Peabody Energy Corp.	400	13,100
Pechiney SA Series A	36,200	1,845,331
Phelps Dodge Corp.	211,800	8,789,700
Placer Dome, Inc.	1,365,400	13,347,371
		111,165,010
Paper & Forest Products - 1.0%
Bowater, Inc.	10,000	447,400
Georgia-Pacific Group	110,000	3,723,500
		4,170,900
TOTAL MATERIALS		117,238,310
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T Corp.	654,500	14,399,000
Verizon Communications	10,000	535,000
		14,934,000
UTILITIES - 9.4%
Electric Utilities - 9.4%
American Electric Power Co., Inc.	351,800	16,242,606
Entergy Corp.	118,700	4,556,893
Exelon Corp.	70,000	4,488,400
Northeast Utilities	100,000	2,075,000
Public Service Enterprise Group, Inc.	10,000	489,000
Southern Co.	540,000	12,555,000
		40,406,899
TOTAL COMMON STOCKS (Cost $446,054,096)		431,605,763
Cash Equivalents - 1.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.09% (b) (Cost $5,678,028)	5,678,028	$ 5,678,028
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $451,732,124)		437,283,791
NET OTHER ASSETS - (1.8)%		(7,910,721)
NET ASSETS - 100%		$ 429,373,070
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.8%
Canada	9.7
Netherlands Antilles	6.6
Japan	1.3
Netherlands	1.2
Others (individually less than 1%)	0.4
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $690,248,712 and $729,245,772, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $66,733 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $5,295,000. The weighted average interest rate was 5.74%.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $458,659,385. Net unrealized depreciation aggregated $21,375,594, of which $26,043,422 related to appreciated investment securities and $47,419,016 related to depreciated investment securities.

The fund hereby designates approximately $51,765,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At June 30, 2001, the fund had a capital loss carryforward of approximately $24,074,000 all of which will expire on June 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001
Assets
Investment in securities, at value (cost $451,732,124) - See accompanying schedule		$ 437,283,791
Receivable for investments sold		8,180
Receivable for fund shares sold		1,052,754
Dividends receivable		557,667
Interest receivable		40,743
Redemption fees receivable		695
Total assets		438,943,830
Liabilities
Payable to custodian bank	$ 24,000
Payable for investments purchased	3,941,945
Payable for fund shares redeemed	5,169,065
Accrued management fee	296,884
Other payables and accrued expenses	138,866
Total liabilities		9,570,760
Net Assets		$ 429,373,070
Net Assets consist of:
Paid in capital		$ 476,824,817
Undistributed net investment income		978,015
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,974,756)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,455,006)
Net Assets, for 25,558,776 shares outstanding		$ 429,373,070
Net Asset Value, offering price and redemption price per share ($429,373,070 ÷ 25,558,776 shares)		$16.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2001
Investment Income Dividends		$ 6,210,821
Interest		715,759
Security lending		55,530
Total income		6,982,110
Expenses
Management fee Basic fee	$ 2,574,299
Performance adjustment	229,451
Transfer agent fees	1,167,822
Accounting and security lending fees	165,088
Non-interested trustees' compensation	1,593
Custodian fees and expenses	25,354
Registration fees	45,050
Audit	28,816
Legal	4,675
Interest	844
Reports to shareholders	10,476
Miscellaneous	1,352
Total expenses before reductions	4,254,820
Expense reductions	(214,588)	4,040,232
Net investment income		2,941,878
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(20,025,222)
Foreign currency transactions	211,361	(19,813,861)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(31,350,368)
Assets and liabilities in foreign currencies	(10,086)	(31,360,454)
Net gain (loss)		(51,174,315)
Net increase (decrease) in net assets resulting from operations		$ (48,232,437)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2001	Year ended June 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 2,941,878	$ 3,909,158
Net realized gain (loss)	(19,813,861)	60,876,937
Change in net unrealized appreciation (depreciation)	(31,360,454)	(14,783,117)
Net increase (decrease) in net assets resulting from operations	(48,232,437)	50,002,978
Distributions to shareholders From net investment income	(5,912,015)	(720,994)
From net realized gain	(53,696,524)	(34,339,987)
In excess of net realized gain	(13,943,960)	-
Total distributions	(73,552,499)	(35,060,981)
Share transactions Net proceeds from sales of shares	170,416,636	469,461,940
Reinvestment of distributions	72,136,426	34,464,635
Cost of shares redeemed	(227,699,708)	(504,865,793)
Net increase (decrease) in net assets resulting from share transactions	14,853,354	(939,218)
Redemption fees	219,588	5,316
Total increase (decrease) in net assets	(106,711,994)	14,008,095
Net Assets
Beginning of period	536,085,064	522,076,969
End of period (including undistributed net investment income of $978,015 and $3,891,798, respectively)	$ 429,373,070	$ 536,085,064
Other Information Shares
Sold	9,325,509	21,993,616
Issued in reinvestment of distributions	4,044,395	1,832,249
Redeemed	(12,537,347)	(23,503,288)
Net increase (decrease)	832,557	322,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 21.68	$ 21.39	$ 17.25	$ 16.31	$ 14.00
Income from Investment Operations
Net investment income C	.12	.15	.07	.04	.07
Net realized and unrealized gain (loss)	(1.86)	1.60	4.76	2.95	3.16
Total from investment operations	(1.74)	1.75	4.83	2.99	3.23
Less Distributions
From net investment income	(.25)	(.03)	(.02)	(.05)	(.09)
From net realized gain	(2.30)	(1.43)	(.67)	(2.00)	(.83)
In excess of net realized gain	(.60)	-	-	-	-
Total distributions	(3.15)	(1.46)	(.69)	(2.05)	(.92)
Redemption fees added to paid in capital	.01	.00	-	-	-
Net asset value, end of period	$ 16.80	$ 21.68	$ 21.39	$ 17.25	$ 16.31
Total Return A, B	(8.76)%	9.22%	29.38%	20.06%	24.75%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 429,373	$ 536,085	$ 522,077	$ 192,621	$ 156,136
Ratio of expenses to average net assets	.95%	.88%	.83%	.80%	.88%
Ratio of expenses to average net assets after all expense reductions	.90% D	.80% D	.79% D	.77% D	.84% D
Ratio of net investment income to average net assets	.66%	.70%	.37%	.27%	.53%
Portfolio turnover rate	158%	295%	316%	121%	131%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2001

1. Significant Accounting Policies.

Fidelity Fifty (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. The fund calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days will be subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .63% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Sales Load. Effective January 31, 2000 through December 31, 2001, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, will voluntarily waive the sales charge (3% of the offering price) on the sales of shares.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $190,766 of the fund's expenses. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $23,822.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fifty:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fifty (a fund of Fidelity Hastings Street Trust) at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fifty's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 3, 2001

Annual Report

Distributions

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund designates 14%, and 100% of the dividends distributed in August and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 13, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	6,977,922,493.01	93.102
Against	282,249,192.46	3.766
Abstain	234,742,723.71	3.132
TOTAL	7,494,914,409.18	100.000
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	7,348,716,372.19	98.049
Withheld	146,198,036.99	1.951
TOTAL	7,494,914,409.18	100.000
Ralph F. Cox
Affirmative	7,341,296,063.53	97.950
Withheld	153,618,345.65	2.050
TOTAL	7,494,914,409.18	100.000
Phyllis Burke Davis
Affirmative	7,336,239,243.91	97.883
Withheld	158,675,165.27	2.117
TOTAL	7,494,914,409.18	100.000
Robert M. Gates
Affirmative	7,342,907,346.54	97.972
Withheld	152,007,062.64	2.028
TOTAL	7,494,914,409.18	100.000
Abigail P. Johnson
Affirmative	7,329,189,121.36	97.789
Withheld	165,725,287.82	2.211
TOTAL	7,494,914,409.18	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	7,338,604,502.17	97.914
Withheld	156,309,907.01	2.086
TOTAL	7,494,914,409.18	100.000
Donald J. Kirk
Affirmative	7,344,837,804.31	97.998
Withheld	150,076,604.87	2.002
TOTAL	7,494,914,409.18	100.000
Marie L. Knowles
Affirmative	7,346,942,256.54	98.026
Withheld	147,972,152.64	1.974
TOTAL	7,494,914,409.18	100.000
Ned C. Lautenbach
Affirmative	7,350,929,387.52	98.079
Withheld	143,985,021.66	1.921
TOTAL	7,494,914,409.18	100.000
Peter S. Lynch
Affirmative	7,353,185,902.07	98.109
Withheld	141,728,507.11	1.891
TOTAL	7,494,914,409.18	100.000
Marvin L. Mann
Affirmative	7,343,087,244.02	97.974
Withheld	151,827,165.16	2.026
TOTAL	7,494,914,409.18	100.000
William O. McCoy
Affirmative	7,344,236,472.97	97.990
Withheld	150,677,936.21	2.010
TOTAL	7,494,914,409.18	100.000
Robert C. Pozen
Affirmative	7,348,742,592.88	98.050
Withheld	146,171,816.30	1.950
TOTAL	7,494,914,409.18	100.000
	# of Votes Cast	% of Votes Cast
William S. Stavropoulos
Affirmative	7,336,822,905.27	97.891
Withheld	158,091,503.91	2.109
TOTAL	7,494,914,409.18	100.000
PROPOSAL 3
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	195,907,274.30	91.172
Against	9,996,228.84	4.652
Abstain	8,974,227.82	4.176
TOTAL	214,877,730.96	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	194,420,554.03	90.480
Against	10,192,437.69	4.743
Abstain	10,264,739.24	4.777
TOTAL	214,877,730.96	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	194,320,027.92	90.433
Against	10,033,111.39	4.669
Abstain	10,524,591.65	4.898
TOTAL	214,877,730.96	100.000
PROPOSAL 7
To approve a Distribution and Service Plan pursuant to Rule 12b-1 for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	190,767,132.23	88.779
Against	14,120,570.61	6.572
Abstain	9,990,028.12	4.649
TOTAL	214,877,730.96	100.000
PROPOSAL 8
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	192,009,670.75	89.358
Against	12,841,386.25	5.976
Abstain	10,026,673.99	4.666
TOTAL	214,877,730.96	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	190,754,015.58	88.773
Against	13,844,969.49	6.443
Abstain	10,278,745.89	4.784
TOTAL	214,877,730.96	100.000

* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Richard A. Spillane, Jr., Vice President

John M. Muresianu, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Richard M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Citibank, N.A.

New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant ® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FIF-ANN-0801 141544
1.705709.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Growth & Income II

Portfolio

Annual Report

June 30, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Amid a slowing economy highlighted by frequent corporate earnings disappointments, mounting unemployment and waning consumer confidence, equity investors abandoned expensive, large-cap growth stocks in favor of the current earnings delivered by small- and mid-cap value stocks during the first six months of 2001. Fixed-income investments also offered a measure of stability, as corporate, mortgage and agency securities generally outperformed many popular equity indexes through the mid-point of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended June 30, 2001	Past 1 year	Life of fund
Fidelity® Growth & Income II	-7.19%	-1.11%
S&P 500 ®	-14.83%	2.98%
Growth & Income Funds Average	-1.85%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,009 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Life of fund
Fidelity Growth & Income II	-7.19%	-0.45%
S&P 500	-14.83%	1.18%
Growth & Income Funds Average	-1.85%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Growth & Income II Portfolio on December 28, 1998, when the fund started. As the chart shows, by June 30, 2001, the value of the investment would have been $9,889 - a 1.11% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $10,298 - a 2.98% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of June 30, 2001, the one year cumulative total return for the large-cap core funds was -15.90%; and the one year average annual total return was -15.90%. The one year cumulative total return for the large-cap supergroup average was -19.19%; and the one year average annual total return was -19.19%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

A dramatic slowdown in U.S. economic growth spelled the end of market leadership for large-cap growth stocks during the 12-month period that ended June 30, 2001. Investors still heavily exposed to the new economy stocks that drove equity indexes to record heights in 1999 and early 2000 missed out on small- and mid-cap value opportunities, as these previously neglected investments offered some of the market's best returns during the past year. Speculation gave way to a renewed focus on current earnings - a shift that triggered a retreat from the technology and telecommunications sectors. Even six interest-rate cuts by the Federal Reserve Board in the first six months of 2001 couldn't ignite sustained rallies in these sectors. Instead, market dollars poured into beaten-down value industries, including natural resources and consumer staples. For the 12-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 30.80%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 36.17%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 14.83%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 45.38%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the 12-month period with a gain of 2.12%.

(Portfolio Manager photograph)
An interview with Louis Salemy, Portfolio Manager of Fidelity Growth & Income II Portfolio

Q. How did the fund perform, Louis?

A. The fund's return, though negative, was very strong compared with the Standard & Poor's 500 Index. For the 12 months that ended June 30, 2001, the fund had a total return of -7.19% versus -14.83% for the S&P 500®. However, the fund trailed the Lipper Inc. growth & income funds average, which returned -1.85%.

Q. Why did the fund beat the index but underperform the Lipper average?

A. The typical fund in the Lipper average is tilted more heavily in favor of value stocks, to which investors turned as growth stocks retreated and the economy slowed. Relative to the S&P 500, the fund benefited from a lighter emphasis on technology and telecommunications stocks. In addition, I overweighted defensive sectors such as financial services and consumer staples for their reliable earnings growth. Financial stocks were particularly helped by rapidly falling interest rates in the second half of the period. Conversely, I underweighted health care, especially drug stocks. This was a timely move, as large-cap drug stocks pulled back sharply near the end of the period. There are lots of popular drugs with expiring patents, and in many cases there appears to be nothing in the product pipeline to replace them. On the negative side, I trimmed the fund's positions in its two largest financial holdings early in 2001 and invested most of the proceeds in investment brokerage stocks, which turned out to be premature. I reasoned that brokers would benefit if rates dropped further. Moreover, if companies tried to cut costs through mergers and acquisitions, that would likely benefit brokerage stocks, too. By the end of the period, however, these expected benefits had not materialized to any significant degree.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. The fund carried a relatively high level of cash throughout the first half of 2001. Why was that?

A. It was hard to find good buying opportunities. For example, many investors had been relying on the energy sector as a relatively safe haven while growth stocks were declining, but after two years of high energy prices we were beginning to see more production coming on line. I thought we might be entering a period of softer energy prices, and we saw some indication that the tightness in supply could be easing toward the end of the second quarter.

Q. What stocks did well for the fund?

A. Fannie Mae and Freddie Mac, mentioned favorably in the shareholder report six months ago, repeated as strong performers. Early in the period, investors were attracted to their solid earnings and the improving political climate for the two government-sponsored mortgage companies. In the second half of the period, the catalyst was falling interest rates, which helped to boost Fannie's and Freddie's already healthy profit margins. Another stock that lifted performance was Philip Morris. The stock's improving fortunes were traceable to lessening investor concern over smoking-related lawsuits and renewed respect for the value of the company's core cigarette business following the spin-off of its Kraft food division.

Q. What stocks detracted from performance?

A. The list of detractors was populated with tech and telecom stocks, including Cisco Systems, Sun Microsystems, Intel, Nextel Communications and Dell Computer. With the exception of Cisco, these were stocks I underweighted relative to the index, which helped. Nevertheless, their negative impact on the fund was substantial. The fund no longer held Intel at the end of the period.

Q. What's your outlook, Louis?

A. My main concern is with corporate earnings, which continue to come in below drastically scaled-back estimates in many cases. Related concerns are the levels of consumer spending and capital spending, both of which need to improve in order for the economy to return to a reasonably healthy rate of growth. Lower interest rates should certainly help to stimulate consumer spending - and, to a much lesser extent, capital spending - but time is of the essence. The longer it takes for the economy to recover, the greater the danger of things getting worse before they improve.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high total return through a combination of current income and capital appreciation

Fund number: 361

Trading symbol: FGRTX

Start date: December 28, 1998

Size: as of June 30, 2001, more than $158 million

Manager: Louis Salemy, since inception; manager, Fidelity VIP III: Growth & Income Portfolio, since 1998; various Fidelity Select Portfolios, 1992-1998; joined Fidelity in 1992

3

Louis Salemy on how layoffs affect the chances for economic recovery:

"Financial commentators often point out that the Fed's actions on interest rates have a delayed effect on the economy. Similarly, there is a lag at work with respect to eroding corporate profitability and layoffs. When earnings begin to slip, a company will normally try to cut costs by less unpopular means before cutting personnel. However, if conditions get bad enough - and especially if earnings problems become widespread in the economy - companies will eventually resort to layoffs.

"There is a direct correlation between how long a slowdown lasts and the extent of the layoffs. The longer it takes to turn around corporate profitability, the greater the temptation to cut costs by laying off workers. More layoffs create higher unemployment, which undermines consumer spending. And since consumer spending accounts for approximately two-thirds of the economy, layoffs constitute a serious threat to economic recovery. This explains the Fed's aggressiveness during the first half of 2001. Fed officials realize that if the economy doesn't improve soon, consumers' morale and their ability to spend may be seriously compromised."

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.3	4.8
Freddie Mac	4.8	6.0
Microsoft Corp.	4.5	1.9
Philip Morris Companies, Inc.	4.3	3.5
General Electric Co.	4.1	3.7
Fannie Mae	3.5	6.7
Morgan Stanley Dean Witter & Co.	3.1	0.7
EchoStar Communications Corp. Class A	2.5	1.3
Wal-Mart Stores, Inc.	2.2	2.3
Merrill Lynch & Co., Inc.	2.2	0.5
	36.5
Top Five Market Sectors as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	20.6
Consumer Discretionary	18.1	13.4
Consumer Staples	11.0	8.1
Industrials	9.0	9.7
Information Technology	8.8	9.4
Asset Allocation (% of fund's net assets)
As of June 30, 2001 *		As of December 31, 2000 **
	Stocks and Equity Futures 86.3%		Stocks and Equity Futures 90.1%
	Convertible Securities 1.7%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 12.0%		Short-Term Investments and Net Other Assets 9.9%
* Foreign investments	1.1%	** Foreign investments	2.6%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Annual Report

Investments June 30, 2001

Showing Percentage of Net Assets

Common Stocks - 84.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.4%
Automobiles - 0.4%
Ford Motor Co.	27,000	$ 662,850
Hotels Restaurants & Leisure - 0.6%
Brinker International, Inc. (a)	23,200	599,720
McDonald's Corp.	15,400	416,724
		1,016,444
Media - 11.5%
Comcast Corp. Class A (special) (a)	17,700	769,065
EchoStar Communications Corp. Class A (a)	125,400	3,933,798
Gannett Co., Inc.	17,800	1,173,020
Gemstar-TV Guide International, Inc. (a)	13,200	554,532
General Motors Corp. Class H	86,300	1,747,575
Knight-Ridder, Inc.	18,200	1,079,260
McGraw-Hill Companies, Inc.	27,500	1,819,125
Omnicom Group, Inc.	40,000	3,440,000
Pegasus Communications Corp. (a)	104,700	1,803,981
The New York Times Co. Class A	24,600	1,033,200
Viacom, Inc. Class B (non-vtg.) (a)	17,101	884,982
		18,238,538
Multiline Retail - 2.8%
Kohls Corp. (a)	14,500	909,585
Wal-Mart Stores, Inc.	72,720	3,548,736
		4,458,321
Specialty Retail - 1.1%
Home Depot, Inc.	35,535	1,654,154
TOTAL CONSUMER DISCRETIONARY		26,030,307
CONSUMER STAPLES - 11.0%
Beverages - 1.0%
The Coca-Cola Co.	37,300	1,678,500
Food & Drug Retailing - 1.4%
Kroger Co. (a)	23,500	587,500
Walgreen Co.	46,500	1,587,975
		2,175,475
Food Products - 0.6%
Unilever NV (NY Shares)	15,200	905,464
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 1.8%
Colgate-Palmolive Co.	25,000	$ 1,474,750
Kimberly-Clark Corp.	24,100	1,347,190
		2,821,940
Personal Products - 1.9%
Gillette Co.	104,800	3,038,152
Tobacco - 4.3%
Philip Morris Companies, Inc.	135,830	6,893,373
TOTAL CONSUMER STAPLES		17,512,904
ENERGY - 5.3%
Oil & Gas - 5.3%
Exxon Mobil Corp.	95,446	8,337,207
FINANCIALS - 20.5%
Banks - 2.5%
Bank One Corp.	40,600	1,453,480
PNC Financial Services Group, Inc.	17,900	1,177,641
Wells Fargo & Co.	29,000	1,346,470
		3,977,591
Diversified Financials - 14.5%
Capital One Financial Corp.	23,200	1,392,000
Fannie Mae	65,790	5,602,019
Freddie Mac	108,330	7,583,100
Merrill Lynch & Co., Inc.	59,600	3,531,300
Morgan Stanley Dean Witter & Co.	75,600	4,855,788
		22,964,207
Insurance - 1.9%
American International Group, Inc.	35,131	3,021,223
Real Estate - 1.6%
Equity Office Properties Trust	38,010	1,202,256
Equity Residential Properties Trust (SBI)	22,930	1,296,692
		2,498,948
TOTAL FINANCIALS		32,461,969
HEALTH CARE - 8.0%
Biotechnology - 2.2%
Amgen, Inc. (a)	55,700	3,456,185
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 5.8%
Abbott Laboratories	17,500	$ 840,175
Allergan, Inc.	13,100	1,120,050
American Home Products Corp.	6,200	362,328
Bristol-Myers Squibb Co.	24,840	1,299,132
Eli Lilly & Co.	15,400	1,139,600
Merck & Co., Inc.	10,160	649,326
Pfizer, Inc.	71,000	2,843,550
Schering-Plough Corp.	6,100	221,064
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,600	721,520
		9,196,745
TOTAL HEALTH CARE		12,652,930
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.7%
Boeing Co.	13,300	739,480
United Technologies Corp.	6,200	454,212
		1,193,692
Airlines - 0.3%
Mesaba Holdings, Inc. (a)	48,800	433,344
Building Products - 0.4%
Masco Corp.	26,100	651,456
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	29,000	1,480,450
IMS Health, Inc.	25,780	734,730
		2,215,180
Industrial Conglomerates - 4.1%
General Electric Co.	132,220	6,445,725
Machinery - 0.4%
Eaton Corp.	8,400	588,840
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	46,200	1,393,854
Union Pacific Corp.	23,700	1,301,367
		2,695,221
TOTAL INDUSTRIALS		14,223,458
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	63,600	$ 1,231,932
Computers & Peripherals - 2.0%
Dell Computer Corp. (a)	56,400	1,528,440
EMC Corp. (a)	13,780	400,309
Sun Microsystems, Inc. (a)	79,300	1,284,660
		3,213,409
Semiconductor Equipment & Products - 0.1%
LSI Logic Corp. (a)	13,100	246,280
Software - 5.9%
Adobe Systems, Inc.	38,900	1,826,355
Microsoft Corp. (a)	98,400	7,085,784
Oracle Corp. (a)	18,700	367,642
		9,279,781
TOTAL INFORMATION TECHNOLOGY		13,971,402
MATERIALS - 1.0%
Chemicals - 0.6%
E.I. du Pont de Nemours and Co.	18,200	877,968
Paper & Forest Products - 0.4%
Mead Corp.	24,600	667,644
TOTAL MATERIALS		1,545,612
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.4%
BellSouth Corp.	23,530	947,553
Qwest Communications International, Inc.	24,200	771,254
SBC Communications, Inc.	43,290	1,734,197
Sprint Corp. - FON Group	12,300	262,728
		3,715,732
Wireless Telecommunication Services - 1.7%
Nextel Communications, Inc. Class A (a)	156,600	2,712,312
TOTAL TELECOMMUNICATION SERVICES		6,428,044
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.5%
Electric Utilities - 0.5%
AES Corp. (a)	19,955	$ 859,063
TOTAL COMMON STOCKS (Cost $135,267,896)		134,022,896
Convertible Bonds - 1.7%
Moody's Ratings (unaudited)		Principal Amount
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
EchoStar Communications Corp. 5.75% 5/15/08 (c) (Cost $2,640,300)	Caa1	$ 2,760,000	2,663,400
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 3.99% 7/12/01 (d) (Cost $499,341)	-	500,000	499,545
Cash Equivalents - 13.3%
	Shares
Fidelity Cash Central Fund, 4.09% (b) (Cost $21,089,170)	21,089,170	21,089,170
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $159,496,707)		158,275,011
NET OTHER ASSETS - 0.1%		191,573
NET ASSETS - 100%		$ 158,466,584
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
9 S&P 500 Stock Index Contracts	Sept. 2001	$ 2,771,325	$ (111,697)
The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,663,400 or 1.7% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,727.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $111,261,086 and $115,637,714, respectively.
The market value of futures contracts opened and closed during the period amounted to $35,090,795 and $34,389,005, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $8,326 for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $159,997,639. Net unrealized depreciation aggregated $1,722,628, of which $13,574,917 related to appreciated investment securities and $15,297,545 related to depreciated investment securities.

At June 30, 2001, the fund had a capital loss carryforward of approximately $51,000 all of which will expire on June 30, 2008.
The fund intends to elect to defer to its fiscal year ending June 30, 2002 approximately $9,020,000 of losses recognized during the period November 1, 2000 to June 30, 2001.

The fund designates 68%, 68%, 100% and 100% of the dividends distributed in September, December, March and June, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).

A total of 8.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001
Assets
Investment in securities, at value (cost $159,496,707) - See accompanying schedule		$ 158,275,011
Receivable for investments sold		331,863
Receivable for fund shares sold		96,810
Dividends receivable		147,080
Interest receivable		86,660
Receivable for daily variation on futures contracts		10,575
Other receivables		89
Total assets		158,948,088
Liabilities
Payable to custodian bank	$ 41,630
Payable for investments purchased	76,035
Payable for fund shares redeemed	240,826
Accrued management fee	63,141
Other payables and accrued expenses	59,872
Total liabilities		481,504
Net Assets		$ 158,466,584
Net Assets consist of:
Paid in capital		$ 169,159,650
Undistributed net investment income		98,760
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,458,433)
Net unrealized appreciation (depreciation) on investments		(1,333,393)
Net Assets, for 16,457,300 shares outstanding		$ 158,466,584
Net Asset Value, offering price and redemption price per share ($158,466,584 ÷ 16,457,300 shares)		$9.63

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2001
Investment Income Dividends		$ 1,732,901
Interest		1,556,631
Security lending		1,790
Total income		3,291,322
Expenses
Management fee	$ 793,064
Transfer agent fees	532,727
Accounting and security lending fees	62,950
Non-interested trustees' compensation	592
Custodian fees and expenses	7,686
Registration fees	31,628
Audit	25,078
Legal	535
Reports to shareholders	3,939
Miscellaneous	559
Total expenses before reductions	1,458,758
Expense reductions	(27,921)	1,430,837
Net investment income		1,860,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,485,176)
Foreign currency transactions	(590)
Futures contracts	(1,459,503)	(8,945,269)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(5,031,285)
Futures contracts	(141,212)	(5,172,497)
Net gain (loss)		(14,117,766)
Net increase (decrease) in net assets resulting from operations		$ (12,257,281)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2001	Year ended June 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,860,485	$ 1,695,686
Net realized gain (loss)	(8,945,269)	(304,165)
Change in net unrealized appreciation (depreciation)	(5,172,497)	(4,345,519)
Net increase (decrease) in net assets resulting from operations	(12,257,281)	(2,953,998)
Distributions to shareholders From net investment income	(1,804,577)	(1,538,118)
From net realized gain	-	(758,529)
In excess of net realized gain	-	(270,180)
Total distributions	(1,804,577)	(2,566,827)
Share transactions Net proceeds from sales of shares	54,051,463	128,959,113
Reinvestment of distributions	1,721,710	2,446,237
Cost of shares redeemed	(57,616,246)	(167,802,239)
Net increase (decrease) in net assets resulting from share transactions	(1,843,073)	(36,396,889)
Total increase (decrease) in net assets	(15,904,931)	(41,917,714)
Net Assets
Beginning of period	174,371,515	216,289,229
End of period (including undistributed net investment income of $98,760 and $64,491, respectively)	$ 158,466,584	$ 174,371,515
Other Information Shares
Sold	5,320,167	12,421,135
Issued in reinvestment of distributions	171,091	239,174
Redeemed	(5,661,601)	(16,146,640)
Net increase (decrease)	(170,343)	(3,486,331)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.75	$ 10.00
Income from Investment Operations
Net investment income D	.11	.09	.03
Net realized and unrealized gain (loss)	(.86)	(.22)	.75
Total from investment operations	(.75)	(.13)	.78
Less Distributions
From net investment income	(.11)	(.08)	(.02)
In excess of net investment income	-	-	(.01)
From net realized gain	-	(.04)	-
In excess of net realized gain	-	(.01)	-
Total distributions	(.11)	(.13)	(.03)
Net asset value, end of period	$ 9.63	$ 10.49	$ 10.75
Total Return B, C	(7.19)%	(1.17)%	7.81%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 158,467	$ 174,372	$ 216,289
Ratio of expenses to average net assets	.88%	.85%	1.14% A
Ratio of expenses to average net assets after all expense reductions	.86% F	.84% F	1.12% A, F
Ratio of net investment income to average net assets	1.12%	.83%	.62% A
Portfolio turnover rate	79%	59%	59% A

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to June 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2001

1. Significant Accounting Policies.

Fidelity Growth & Income II Portfolio (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. The fund calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .48% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .32% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit and/or cash against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $26,388 of the fund's expenses. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expense by $1,533.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Growth & Income II Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth & Income II (a fund of Fidelity Hastings Street Trust) at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth & Income II Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 3, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 13, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.
	# of Votes Cast	% of Votes Cast
Affirmative	6,977,922,493.01	93.102
Against	282,249,192.46	3.766
Abstain	234,742,723.71	3.132
TOTAL	7,494,914,409.18	100.000
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	7,348,716,372.19	98.049
Withheld	146,198,036.99	1.951
TOTAL	7,494,914,409.18	100.000
Ralph F. Cox
Affirmative	7,341,296,063.53	97.950
Withheld	153,618,345.65	2.050
TOTAL	7,494,914,409.18	100.000
Phyllis Burke Davis
Affirmative	7,336,239,243.91	97.883
Withheld	158,675,165.27	2.117
TOTAL	7,494,914,409.18	100.000
Robert M. Gates
Affirmative	7,342,907,346.54	97.972
Withheld	152,007,062.64	2.028
TOTAL	7,494,914,409.18	100.000
Abigail P. Johnson
Affirmative	7,329,189,121.36	97.789
Withheld	165,725,287.82	2.211
TOTAL	7,494,914,409.18	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	7,338,604,502.17	97.914
Withheld	156,309,907.01	2.086
TOTAL	7,494,914,409.18	100.000
Donald J. Kirk
Affirmative	7,344,837,804.31	97.998
Withheld	150,076,605.87	2.002
TOTAL	7,494,914,409.18	100.000
Marie L. Knowles
Affirmative	7,346,942,256.54	98.026
Withheld	147,972,152.64	1.974
TOTAL	7,494,914,409.18	100.000
Ned C. Lautenbach
Affirmative	7,350,929,387.52	98.079
Withheld	143,985,021.66	1.921
TOTAL	7,494,914,409.18	100.000
Peter S. Lynch
Affirmative	7,353,185,902.07	98.109
Withheld	141,728,507.11	1.891
TOTAL	7,494,914,409.18	100.000
Marvin L. Mann
Affirmative	7,343,087,244.02	97.974
Withheld	151,827,165.16	2.026
TOTAL	7,494,914,409.18	100.000
William O. McCoy
Affirmative	7,344,236,472.97	97.990
Withheld	150,677,936.21	2.010
TOTAL	7,494,914,409.18	100.000
Robert C. Pozen
Affirmative	7,348,742,592.88	98.050
Withheld	146,171,816.30	1.950
TOTAL	7,494,914,409.18	100.000
	# of Votes Cast	% of Votes Cast
William S. Stavropoulos
Affirmative	7,336,822,905.27	97.891
Withheld	158,091,503.91	2.109
TOTAL	7,494,914,409.18	100.000
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	69,828,206.12	92.421
Against	2,396,351.41	3.171
Abstain	3,330,225.99	4.408
TOTAL	75,554,783.52	100.000
PROPOSAL 8
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	68,272,655.53	90.362
Against	3,616,902.86	4.787
Abstain	3,665,225.13	4.851
TOTAL	75,554,783.52	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	67,034,794.90	88.723
Against	4,740,223.12	6.274
Abstain	3,779,765.50	5.003
TOTAL	75,554,783.52	100.000

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Bart Grenier, Vice President

Louis Salemy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan ® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GII-ANN-0801 140241
1.723705.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com